Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

September 30, 2019

VEMI-QTLY-1119
1.9887319.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	182	$10,623
Bandwidth, Inc. (a)	83	5,404
Cincinnati Bell, Inc. (a)	757	3,838
Cogent Communications Group, Inc.	656	36,146
Consolidated Communications Holdings, Inc. (b)	1,069	5,088
Frontier Communications Corp. (a)(b)	1,281	1,111
GCI Liberty, Inc. (a)	1,561	96,891
Globalstar, Inc. (a)(b)	10,582	4,378
Intelsat SA (a)	1,066	24,305
Iridium Communications, Inc. (a)	1,513	32,197
ORBCOMM, Inc. (a)	1,135	5,403
Pareteum Corp. (a)	669	863
PDVWireless, Inc. (a)	131	4,742
Vonage Holdings Corp. (a)	3,431	38,770
WideOpenWest, Inc. (a)	294	1,811
Zayo Group Holdings, Inc. (a)	3,213	108,921
		380,491
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	856	9,159
Cinemark Holdings, Inc. (b)	1,676	64,761
Gaia, Inc. Class A (a)(b)	160	1,046
Glu Mobile, Inc. (a)	1,802	8,992
Lions Gate Entertainment Corp.:
Class A	1,017	9,407
Class B	1,583	13,835
Live Nation Entertainment, Inc. (a)	2,185	144,953
Marcus Corp.	340	12,583
Rosetta Stone, Inc. (a)	303	5,272
The Madison Square Garden Co. (a)	271	71,414
World Wrestling Entertainment, Inc. Class A (b)	672	47,813
Zynga, Inc. (a)	13,160	76,591
		465,826
Interactive Media & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)(b)	790	5,597
Care.com, Inc. (a)(b)	404	4,222
CarGurus, Inc. Class A (a)(b)	546	16,899
Cars.com, Inc. (a)	1,012	9,088
Eventbrite, Inc.	185	3,276
Liberty TripAdvisor Holdings, Inc. (a)	1,194	11,236
Match Group, Inc. (b)	830	59,295
MeetMe, Inc. (a)	1,144	3,747
QuinStreet, Inc. (a)	663	8,347
Snap, Inc. Class A (a)(b)	10,967	173,279
TripAdvisor, Inc. (a)	1,605	62,081
TrueCar, Inc. (a)	1,262	4,291
Yelp, Inc. (a)	1,205	41,874
Zillow Group, Inc.:
Class A (a)	791	23,370
Class C (a)(b)	1,819	54,243
		480,845
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	1,897	54,406
AMC Networks, Inc. Class A (a)(b)	729	35,838
Cable One, Inc.	78	97,867
comScore, Inc. (a)	496	947
DISH Network Corp. Class A (a)	3,799	129,432
E.W. Scripps Co. Class A	925	12,284
Emerald Expositions Events, Inc.	459	4,466
Entercom Communications Corp. Class A	1,737	5,802
Entravision Communication Corp. Class A	1,042	3,314
Fluent, Inc. (a)	400	1,094
Gannett Co., Inc. (b)	1,833	19,686
Gray Television, Inc. (a)(b)	1,160	18,931
John Wiley & Sons, Inc. Class A	733	32,208
Liberty Latin America Ltd.:
Class A (a)	645	11,010
Class C (a)	1,924	32,891
Loral Space & Communications Ltd. (a)	212	8,777
Meredith Corp. (b)	645	23,646
MSG Network, Inc. Class A (a)(b)	926	15,020
National CineMedia, Inc.	878	7,200
New Media Investment Group, Inc. (b)	924	8,140
News Corp.:
Class A	5,465	76,073
Class B	2,560	36,595
Nexstar Broadcasting Group, Inc. Class A	715	73,152
Scholastic Corp.	419	15,821
Sinclair Broadcast Group, Inc. Class A	1,143	48,852
Sirius XM Holdings, Inc. (b)	20,267	126,770
TechTarget, Inc. (a)	364	8,199
Tegna, Inc.	3,348	51,994
The New York Times Co. Class A	2,235	63,653
Tribune Publishing Co.	219	1,879
		1,025,947
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	691	7,670
Gogo, Inc. (a)(b)	865	5,216
NII Holdings, Inc. (a)(b)	1,280	2,509
Shenandoah Telecommunications Co.	709	22,525
Spok Holdings, Inc.	294	3,510
Telephone & Data Systems, Inc.	1,447	37,333
U.S. Cellular Corp. (a)	241	9,057
Vobile Group Ltd. (a)	2,000	658
		88,478

TOTAL COMMUNICATION SERVICES		2,441,587

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.0%
Adient PLC	1,357	31,157
American Axle & Manufacturing Holdings, Inc. (a)	1,711	14,064
Autoliv, Inc. (b)	1,370	108,066
Cooper Tire & Rubber Co.	809	21,131
Cooper-Standard Holding, Inc. (a)	269	10,997
Dana, Inc.	2,274	32,837
Delphi Technologies PLC	1,441	19,309
Dorman Products, Inc. (a)	467	37,145
Fox Factory Holding Corp. (a)	598	37,220
Garrett Motion, Inc. (a)	1,149	11,444
Gentex Corp.	4,120	113,444
Gentherm, Inc. (a)	536	22,022
LCI Industries	392	36,005
Modine Manufacturing Co. (a)	851	9,676
Motorcar Parts of America, Inc. (a)(b)	288	4,867
Standard Motor Products, Inc.	312	15,148
Stoneridge, Inc. (a)	417	12,914
Superior Industries International, Inc.	277	801
Tenneco, Inc.	799	10,003
The Goodyear Tire & Rubber Co.	3,678	52,982
Veoneer, Inc. (a)(b)	1,393	20,881
Visteon Corp. (a)(b)	448	36,978
		659,091
Automobiles - 0.2%
Harley-Davidson, Inc.	2,581	92,839
REV Group, Inc. (b)	432	4,938
Thor Industries, Inc. (b)	791	44,802
Winnebago Industries, Inc. (b)	456	17,488
		160,067
Distributors - 0.5%
Core-Mark Holding Co., Inc.	733	23,540
LKQ Corp. (a)	5,015	157,722
Pool Corp.	634	127,878
		309,140
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	930	35,424
American Public Education, Inc. (a)	236	5,272
Bright Horizons Family Solutions, Inc. (a)	921	140,453
Career Education Corp. (a)	1,135	18,035
Carriage Services, Inc.	207	4,231
Chegg, Inc. (a)(b)	1,620	48,519
Frontdoor, Inc. (a)	1,070	51,970
Graham Holdings Co.	68	45,115
Grand Canyon Education, Inc. (a)	763	74,927
H&R Block, Inc.	3,262	77,048
Houghton Mifflin Harcourt Co. (a)	1,715	9,141
K12, Inc. (a)	569	15,022
Laureate Education, Inc. Class A (a)	1,080	17,901
Regis Corp. (a)	548	11,081
Service Corp. International	2,845	136,019
ServiceMaster Global Holdings, Inc. (a)	2,137	119,458
Sotheby's Class A (Ltd. vtg.) (a)	522	29,744
Strategic Education, Inc.	344	46,743
Weight Watchers International, Inc. (a)	608	22,995
Zovio, Inc. (a)	310	611
		909,709
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	3,889	169,483
BFC Financial Corp. Class A	965	4,507
BJ's Restaurants, Inc. (b)	364	14,138
Bloomin' Brands, Inc.	1,460	27,638
Boyd Gaming Corp.	1,243	29,770
Brinker International, Inc. (b)	620	26,455
Caesars Entertainment Corp. (a)	9,189	107,144
Carrols Restaurant Group, Inc. (a)	530	4,394
Choice Hotels International, Inc. (b)	548	48,750
Churchill Downs, Inc.	564	69,629
Chuy's Holdings, Inc. (a)	238	5,893
Cracker Barrel Old Country Store, Inc. (b)	382	62,132
Dave & Buster's Entertainment, Inc. (b)	626	24,383
Del Taco Restaurants, Inc. (a)	501	5,123
Denny's Corp. (a)	1,010	22,993
Dine Brands Global, Inc.	269	20,406
Drive Shack, Inc. (a)	961	4,142
Dunkin' Brands Group, Inc.	1,307	103,724
El Pollo Loco Holdings, Inc. (a)	393	4,307
Eldorado Resorts, Inc. (a)(b)	1,023	40,787
Everi Holdings, Inc. (a)	1,140	9,644
Extended Stay America, Inc. unit	3,037	44,462
Fiesta Restaurant Group, Inc. (a)	415	4,324
Golden Entertainment, Inc. (a)	294	3,907
Habit Restaurants, Inc. Class A (a)	244	2,133
Hilton Grand Vacations, Inc. (a)	1,540	49,280
Hyatt Hotels Corp. Class A	664	48,917
International Speedway Corp. Class A	374	16,834
Jack in the Box, Inc. (b)	400	36,448
Lindblad Expeditions Holdings (a)	384	6,436
Marriott Vacations Worldwide Corp. (b)	647	67,036
Monarch Casino & Resort, Inc. (a)	166	6,921
Noodles & Co. (a)(b)	624	3,532
Papa John's International, Inc. (b)	365	19,108
Penn National Gaming, Inc. (a)	1,723	32,091
Planet Fitness, Inc. (a)	1,393	80,613
Playa Hotels & Resorts NV (a)	763	5,974
PlayAGS, Inc. (a)	362	3,721
Potbelly Corp. (a)	281	1,225
Red Robin Gourmet Burgers, Inc. (a)(b)	183	6,087
Red Rock Resorts, Inc.	1,113	22,599
Ruth's Hospitality Group, Inc.	504	10,289
Scientific Games Corp. Class A (a)(b)	888	18,071
SeaWorld Entertainment, Inc. (a)	1,065	28,031
Shake Shack, Inc. Class A (a)	405	39,706
Six Flags Entertainment Corp.	1,129	57,342
Texas Roadhouse, Inc. Class A	1,059	55,619
The Cheesecake Factory, Inc. (b)	674	28,092
Vail Resorts, Inc.	637	144,956
Wendy's Co.	2,960	59,141
Wingstop, Inc.	456	39,800
Wyndham Destinations, Inc.	1,546	71,147
Wyndham Hotels & Resorts, Inc.	1,568	81,128
YETI Holdings, Inc. (b)	225	6,300
		1,906,712
Household Durables - 2.0%
Beazer Homes U.S.A., Inc. (a)	480	7,152
Cavco Industries, Inc. (a)	135	25,932
Century Communities, Inc. (a)	470	14,396
Ethan Allen Interiors, Inc.	361	6,895
Garmin Ltd.	1,900	160,911
GoPro, Inc. Class A (a)(b)	1,863	9,660
Helen of Troy Ltd. (a)	417	65,744
Hooker Furniture Corp.	182	3,902
Hovnanian Enterprises, Inc. Class A (a)	48	924
Installed Building Products, Inc. (a)	353	20,241
iRobot Corp. (a)(b)	445	27,443
KB Home	1,364	46,376
La-Z-Boy, Inc.	715	24,017
Leggett & Platt, Inc.	2,030	83,108
LGI Homes, Inc. (a)(b)	298	24,829
Libbey, Inc. (a)	223	747
Lovesac (a)	70	1,307
M.D.C. Holdings, Inc.	773	33,316
M/I Homes, Inc. (a)	463	17,432
Meritage Homes Corp. (a)	589	41,436
Mohawk Industries, Inc. (a)	997	123,698
PulteGroup, Inc.	4,076	148,978
Roku, Inc. Class A (a)(b)	795	80,899
Skyline Champion Corp. (a)	578	17,392
Taylor Morrison Home Corp. (a)	1,873	48,586
Tempur Sealy International, Inc. (a)	730	56,356
Toll Brothers, Inc.	2,126	87,272
TopBuild Corp. (a)	562	54,194
TRI Pointe Homes, Inc. (a)	2,248	33,810
Tupperware Brands Corp.	805	12,775
Turtle Beach Corp. (a)	95	1,109
Universal Electronics, Inc. (a)	222	11,300
Vuzix Corp. (a)(b)	294	670
William Lyon Homes, Inc. (a)	538	10,954
Zagg, Inc. (a)(b)	339	2,126
		1,305,887
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	506	7,486
Blue Apron Holdings, Inc. Class A (a)	47	396
Duluth Holdings, Inc. (a)(b)	331	2,807
Etsy, Inc. (a)(b)	1,922	108,593
Groupon, Inc. (a)	7,136	18,982
GrubHub, Inc. (a)(b)	1,458	81,954
Lands' End, Inc. (a)(b)	350	3,971
Overstock.com, Inc. (a)(b)	334	3,537
PetMed Express, Inc. (b)	416	7,496
Quotient Technology, Inc. (a)(b)	1,491	11,660
Shutterstock, Inc. (a)	386	13,942
Stamps.com, Inc. (a)	281	20,920
Stitch Fix, Inc. (a)(b)	416	8,008
The Rubicon Project, Inc. (a)	822	7,160
Wayfair LLC Class A (a)	990	110,999
		407,911
Leisure Products - 0.5%
Acushnet Holdings Corp.	539	14,230
American Outdoor Brands Corp. (a)	783	4,581
Brunswick Corp.	1,351	70,414
Callaway Golf Co.	1,426	27,679
Clarus Corp.	357	4,186
Johnson Outdoors, Inc. Class A	84	4,919
Malibu Boats, Inc. Class A (a)	346	10,615
Mattel, Inc. (a)(b)	5,470	62,303
MCBC Holdings, Inc. (a)	293	4,373
Nautilus, Inc. (a)	301	406
Polaris, Inc.	910	80,089
Sturm, Ruger & Co., Inc.	293	12,236
Vista Outdoor, Inc. (a)	874	5,410
		301,441
Multiline Retail - 0.3%
Big Lots, Inc. (b)	633	15,509
Dillard's, Inc. Class A (b)	280	18,511
JC Penney Corp., Inc. (a)(b)	4,923	4,376
Macy's, Inc. (b)	4,886	75,928
Nordstrom, Inc. (b)	1,806	60,808
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	821	48,143
		223,275
Specialty Retail - 2.2%
Aaron's, Inc. Class A	1,084	69,658
Abercrombie & Fitch Co. Class A	995	15,522
America's Car Mart, Inc. (a)	109	9,995
American Eagle Outfitters, Inc.	2,655	43,064
Armstrong Flooring, Inc. (a)	586	3,745
Asbury Automotive Group, Inc. (a)	308	31,518
Ascena Retail Group, Inc. (a)(b)	1,854	490
At Home Group, Inc. (a)(b)	442	4,252
AutoNation, Inc. (a)(b)	915	46,391
Barnes & Noble Education, Inc. (a)	639	1,994
Bed Bath & Beyond, Inc.	2,227	23,695
Boot Barn Holdings, Inc. (a)	437	15,251
Caleres, Inc. (b)	664	15,544
Camping World Holdings, Inc. (b)	506	4,503
Carvana Co. Class A (a)(b)	523	34,518
Chico's FAS, Inc.	1,808	7,286
Citi Trends, Inc.	222	4,063
Conn's, Inc. (a)(b)	398	9,894
Dick's Sporting Goods, Inc. (b)	1,175	47,952
DSW, Inc. Class A (b)	1,063	18,199
Express, Inc. (a)	1,146	3,942
Five Below, Inc. (a)	882	111,220
Floor & Decor Holdings, Inc. Class A (a)	913	46,700
Foot Locker, Inc.	1,818	78,465
GameStop Corp. Class A (b)	1,728	9,539
Gap, Inc. (b)	3,317	57,583
Genesco, Inc. (a)	313	12,526
GNC Holdings, Inc. Class A (a)(b)	1,000	2,140
Group 1 Automotive, Inc.	294	27,139
Guess?, Inc. (b)	851	15,769
Haverty Furniture Companies, Inc.	340	6,892
Hibbett Sports, Inc. (a)(b)	283	6,481
IAA Spinco, Inc. (a)	2,129	88,843
L Brands, Inc.	3,615	70,818
Lithia Motors, Inc. Class A (sub. vtg.)	358	47,392
Lumber Liquidators Holdings, Inc. (a)(b)	441	4,353
MarineMax, Inc. (a)	341	5,279
Michaels Companies, Inc. (a)(b)	1,372	13,432
Monro, Inc.	519	41,006
Murphy U.S.A., Inc. (a)	482	41,115
National Vision Holdings, Inc. (a)	1,017	24,479
Office Depot, Inc.	8,516	14,946
Party City Holdco, Inc. (a)(b)	895	5,110
Penske Automotive Group, Inc. (b)	582	27,517
Rent-A-Center, Inc.	724	18,672
RH (a)(b)	297	50,737
Sally Beauty Holdings, Inc. (a)(b)	1,901	28,306
Shoe Carnival, Inc. (b)	151	4,894
Signet Jewelers Ltd. (b)	800	13,408
Sleep Number Corp. (a)(b)	525	21,693
Sonic Automotive, Inc. Class A (sub. vtg.)	364	11,433
Sportsman's Warehouse Holdings, Inc. (a)	454	2,352
Tailored Brands, Inc. (b)	754	3,318
The Buckle, Inc. (b)	470	9,682
The Cato Corp. Class A (sub. vtg.)	321	5,653
The Children's Place Retail Stores, Inc.	251	19,324
The Container Store Group, Inc. (a)	195	862
Tile Shop Holdings, Inc.	467	1,490
Tilly's, Inc.	265	2,502
Urban Outfitters, Inc. (a)(b)	1,209	33,961
Williams-Sonoma, Inc. (b)	1,273	86,539
Zumiez, Inc. (a)	309	9,788
		1,494,834
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	2,382	78,987
Carter's, Inc.	729	66,492
Columbia Sportswear Co.	468	45,345
Crocs, Inc. (a)	1,051	29,176
Deckers Outdoor Corp. (a)	462	68,080
Fossil Group, Inc. (a)(b)	769	9,620
G-III Apparel Group Ltd. (a)	639	16,467
Hanesbrands, Inc. (b)	5,711	87,493
J.Jill, Inc.	221	420
Movado Group, Inc.	233	5,792
Oxford Industries, Inc. (b)	263	18,857
PVH Corp.	1,197	105,611
Ralph Lauren Corp.	866	82,677
Rocky Brands, Inc.	111	3,689
Samsonite International SA (c)	12,300	26,051
Samsonite International SA ADR	1,985	20,932
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,114	78,958
Steven Madden Ltd.	1,258	45,024
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,067	61,156
Class C (non-vtg.) (a)	2,924	53,012
Unifi, Inc. (a)	238	5,217
Vera Bradley, Inc. (a)	332	3,353
Wolverine World Wide, Inc.	1,498	42,333
		954,742

TOTAL CONSUMER DISCRETIONARY		8,632,809

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	137	49,879
Brown-Forman Corp. Class B (non-vtg.) (b)	2,612	163,981
Coca-Cola Bottling Co. Consolidated	73	22,183
Craft Brew Alliance, Inc. (a)	100	819
MGP Ingredients, Inc. (b)	205	10,184
National Beverage Corp. (b)	200	8,872
Primo Water Corp. (a)(b)	470	5,772
		261,690
Food & Staples Retailing - 0.7%
Andersons, Inc.	438	9,824
BJ's Wholesale Club Holdings, Inc. (a)	1,068	27,629
Casey's General Stores, Inc.	580	93,473
Chefs' Warehouse Holdings (a)	394	15,886
Ingles Markets, Inc. Class A	235	9,132
Natural Grocers by Vitamin Cottage, Inc. (a)	71	709
Performance Food Group Co. (a)	1,655	76,147
PriceSmart, Inc. (b)	367	26,094
Rite Aid Corp. (a)(b)	787	5,470
SpartanNash Co.	506	5,986
Sprouts Farmers Market LLC (a)	2,019	39,047
U.S. Foods Holding Corp. (a)	3,423	140,685
United Natural Foods, Inc. (a)(b)	851	9,804
Weis Markets, Inc.	277	10,565
		470,451
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	1,063	20,101
Bunge Ltd.	2,229	126,206
Cal-Maine Foods, Inc.	486	19,418
Calavo Growers, Inc. (b)	250	23,795
Campbell Soup Co. (b)	3,034	142,355
Darling International, Inc. (a)	2,559	48,954
Dean Foods Co. (b)	1,067	1,238
Farmer Brothers Co. (a)	133	1,722
Flowers Foods, Inc.	2,892	66,892
Fresh Del Monte Produce, Inc.	465	15,861
Freshpet, Inc. (a)	413	20,555
Hostess Brands, Inc. Class A (a)(b)	1,576	22,040
Ingredion, Inc.	1,123	91,794
J&J Snack Foods Corp.	239	45,888
John B. Sanfilippo & Son, Inc.	144	13,910
Lancaster Colony Corp.	313	43,397
Limoneira Co. (b)	215	3,947
nLIGHT, Inc. (a)	81	1,268
Pilgrim's Pride Corp. (a)	849	27,206
Post Holdings, Inc. (a)	1,050	111,132
Sanderson Farms, Inc. (b)	321	48,577
Seaboard Corp.	4	17,500
The Hain Celestial Group, Inc. (a)(b)	1,413	30,344
The Simply Good Foods Co. (a)	802	23,250
Tootsie Roll Industries, Inc.	314	11,662
TreeHouse Foods, Inc. (a)(b)	894	49,572
		1,028,584
Household Products - 0.2%
Central Garden & Pet Co. (a)	208	6,080
Central Garden & Pet Co. Class A (non-vtg.) (a)	612	16,968
Energizer Holdings, Inc. (b)	998	43,493
Funko, Inc. (a)	163	3,354
Spectrum Brands Holdings, Inc. (b)	820	43,230
WD-40 Co.	217	39,828
		152,953
Personal Products - 0.4%
Avon Products, Inc. (a)	6,813	29,977
Coty, Inc. Class A	7,122	74,852
Edgewell Personal Care Co. (a)	869	28,234
elf Beauty, Inc. (a)	328	5,743
Herbalife Nutrition Ltd. (a)	1,620	61,333
Inter Parfums, Inc.	275	19,242
MediFast, Inc. (b)	181	18,757
Natural Health Trends Corp. (b)	104	736
Nu Skin Enterprises, Inc. Class A	879	37,384
USANA Health Sciences, Inc. (a)	213	14,567
		290,825
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,887	4,265
Pyxus International, Inc. (a)	96	1,256
Turning Point Brands, Inc. (b)	125	2,883
Universal Corp. (b)	405	22,198
Vector Group Ltd. (b)	1,835	21,855
		52,457

TOTAL CONSUMER STAPLES		2,256,960

ENERGY - 2.2%
Energy Equipment & Services - 0.6%
Archrock, Inc.	2,256	22,492
Basic Energy Services, Inc. (a)(b)	187	269
C&J Energy Services, Inc. (a)	1,017	10,912
Carbo Ceramics, Inc. (a)	180	432
Core Laboratories NV (b)	708	33,007
Diamond Offshore Drilling, Inc. (a)(b)	910	5,060
Dmc Global, Inc. (b)	232	10,203
Dril-Quip, Inc. (a)	593	29,757
Exterran Corp. (a)	480	6,269
Forum Energy Technologies, Inc. (a)	875	1,356
Frank's International NV (a)	1,116	5,301
FTS International, Inc. (a)	379	849
Helix Energy Solutions Group, Inc. (a)	2,332	18,796
Helmerich & Payne, Inc.	1,708	68,440
ION Geophysical Corp. (a)	129	1,176
KLX Energy Services Holdings, Inc. (a)	351	3,034
Liberty Oilfield Services, Inc. Class A (b)	543	5,881
Mammoth Energy Services, Inc. (b)	166	412
Matrix Service Co. (a)	380	6,513
McDermott International, Inc. (a)(b)	2,741	5,537
Nabors Industries Ltd.	5,169	9,666
NCS Multistage Holdings, Inc. (a)	180	360
Newpark Resources, Inc. (a)	1,603	12,215
Noble Corp. (a)(b)	3,592	4,562
Oceaneering International, Inc. (a)	1,543	20,908
Oil States International, Inc. (a)	982	13,061
Patterson-UTI Energy, Inc.	3,345	28,600
RPC, Inc. (b)	855	4,797
SEACOR Holdings, Inc. (a)	304	14,309
Solaris Oilfield Infrastructure, Inc. Class A (b)	382	5,126
TETRA Technologies, Inc. (a)	2,581	5,188
Tidewater, Inc. (a)	426	6,437
Transocean Ltd. (United States) (a)(b)	8,189	36,605
U.S. Silica Holdings, Inc.	1,249	11,940
Valaris PLC Class A (b)	1,751	8,422
		417,892
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. (a)	1,746	886
Amplify Energy Corp. New	479	2,955
Antero Resources Corp. (a)(b)	3,544	10,703
Arch Coal, Inc. (b)	293	21,741
Bonanza Creek Energy, Inc. (a)	265	5,933
California Resources Corp. (a)(b)	827	8,435
Callon Petroleum Co. (a)(b)	3,548	15,398
Carrizo Oil & Gas, Inc. (a)	1,381	11,856
Centennial Resource Development, Inc. Class A (a)(b)	3,065	13,838
Chesapeake Energy Corp. (a)(b)	13,994	19,732
Cimarex Energy Co.	1,489	71,383
Clean Energy Fuels Corp. (a)	2,017	4,165
CNX Resources Corp. (a)	3,302	23,973
CONSOL Energy, Inc. (a)	392	6,127
Contango Oil & Gas Co. (a)	341	948
Continental Resources, Inc.	1,356	41,751
CVR Energy, Inc.	467	20,562
Delek U.S. Holdings, Inc.	1,187	43,088
Denbury Resources, Inc. (a)(b)	7,432	8,844
Earthstone Energy, Inc. (a)	244	793
EQT Corp.	4,008	42,645
Equitrans Midstream Corp. (b)	3,222	46,880
Evolution Petroleum Corp.	405	2,365
Extraction Oil & Gas, Inc. (a)(b)	1,637	4,813
Green Plains, Inc.	562	5,954
Gulfport Energy Corp. (a)(b)	2,284	6,190
Highpoint Resources, Inc. (a)	1,347	2,142
International Seaways, Inc. (a)	564	10,863
Jagged Peak Energy, Inc. (a)(b)	868	6,302
Kosmos Energy Ltd.	3,596	22,439
Laredo Petroleum, Inc. (a)(b)	2,210	5,326
Lilis Energy, Inc. (a)(b)	431	144
Lonestar Resources U.S., Inc. (a)	204	555
Magnolia Oil & Gas Corp. Class A (a)	1,485	16,484
Matador Resources Co. (a)(b)	1,616	26,712
Montage Resources Corp. (a)	83	314
Murphy Oil Corp.	2,536	56,071
Nine Energy Service, Inc. (a)	134	827
Northern Oil & Gas, Inc. (a)(b)	3,166	6,205
Oasis Petroleum, Inc. (a)	4,155	14,376
Overseas Shipholding Group, Inc. (a)	806	1,411
Par Pacific Holdings, Inc. (a)	551	12,596
Parsley Energy, Inc. Class A	4,111	69,065
PBF Energy, Inc. Class A	1,875	50,981
PDC Energy, Inc. (a)	1,065	29,554
Peabody Energy Corp. (b)	1,195	17,590
Penn Virginia Corp. (a)	189	5,494
QEP Resources, Inc.	3,751	13,879
Range Resources Corp. (b)	3,280	12,530
Renewable Energy Group, Inc. (a)(b)	635	9,528
Rex American Resources Corp. (a)	85	6,488
Ring Energy, Inc. (a)	639	1,048
SandRidge Energy, Inc. (a)	842	3,957
SemGroup Corp. Class A	1,058	17,288
SM Energy Co. (b)	1,609	15,591
Southwestern Energy Co. (a)(b)	8,818	17,019
SRC Energy, Inc. (a)	3,688	17,186
Talos Energy, Inc. (a)	311	6,323
Teekay Corp.	1,091	4,364
Teekay Tankers Ltd. (a)	3,103	4,034
Tellurian, Inc. (a)(b)	1,493	12,414
Ultra Petroleum Corp. (a)	1,891	425
Unit Corp. (a)	653	2,207
Uranium Energy Corp. (a)(b)	1,713	1,670
W&T Offshore, Inc. (a)	1,296	5,664
Whiting Petroleum Corp. (a)(b)	1,467	11,780
World Fuel Services Corp.	1,067	42,616
WPX Energy, Inc. (a)	6,191	65,563
		1,068,983

TOTAL ENERGY		1,486,875

FINANCIALS - 15.9%
Banks - 6.5%
1st Source Corp.	236	10,792
Allegiance Bancshares, Inc. (a)	160	5,134
Amalgamated Bank	109	1,746
Ameris Bancorp	610	24,546
Associated Banc-Corp.	2,633	53,318
Atlantic Capital Bancshares, Inc. (a)	367	6,364
Banc of California, Inc.	720	10,181
BancFirst Corp.	297	16,460
Bancorp, Inc., Delaware (a)	942	9,326
BancorpSouth Bank	1,402	41,513
Bank of Hawaii Corp.	665	57,143
Bank of Marin Bancorp	173	7,178
Bank OZK	1,899	51,786
BankUnited, Inc.	1,625	54,633
Banner Corp.	483	27,130
Berkshire Hills Bancorp, Inc.	697	20,415
BOK Financial Corp.	507	40,129
Boston Private Financial Holdings, Inc.	1,453	16,935
Brookline Bancorp, Inc., Delaware	1,400	20,622
Bryn Mawr Bank Corp.	282	10,296
Byline Bancorp, Inc. (a)	184	3,290
Cadence Bancorp Class A	1,965	34,466
Carolina Financial Corp.	343	12,190
Cathay General Bancorp	1,171	40,675
CBTX, Inc.	258	7,193
Centerstate Banks of Florida, Inc.	1,082	25,952
Central Pacific Financial Corp.	501	14,228
CIT Group, Inc.	1,648	74,671
City Holding Co.	268	20,435
Columbia Banking Systems, Inc.	1,162	42,878
Commerce Bancshares, Inc.	1,550	94,008
Community Bank System, Inc.	800	49,352
Community Trust Bancorp, Inc.	237	10,091
ConnectOne Bancorp, Inc.	425	9,435
Cullen/Frost Bankers, Inc. (b)	996	88,196
Customers Bancorp, Inc. (a)	501	10,391
CVB Financial Corp.	1,646	34,352
Eagle Bancorp, Inc.	480	21,418
East West Bancorp, Inc.	2,293	101,557
Enterprise Financial Services Corp.	410	16,708
Equity Bancshares, Inc. (a)	202	5,416
Financial Institutions, Inc.	226	6,821
First Bancorp, North Carolina	508	18,237
First Bancorp, Puerto Rico	3,472	34,651
First Busey Corp.	737	18,631
First Citizens Bancshares, Inc.	141	66,489
First Commonwealth Financial Corp.	1,718	22,815
First Financial Bancorp, Ohio	1,510	36,957
First Financial Bankshares, Inc. (b)	2,135	71,160
First Financial Corp., Indiana	152	6,607
First Foundation, Inc.	642	9,807
First Hawaiian, Inc.	1,443	38,528
First Horizon National Corp.	5,129	83,090
First Internet Bancorp	257	5,502
First Interstate Bancsystem, Inc.	497	19,999
First Merchants Corp.	762	28,678
First Midwest Bancorp, Inc., Delaware	1,653	32,200
First of Long Island Corp.	327	7,439
Flushing Financial Corp.	482	9,739
FNB Corp., Pennsylvania	5,051	58,238
Franklin Financial Network, Inc.	270	8,157
Fulton Financial Corp.	2,695	43,605
German American Bancorp, Inc.	360	11,538
Glacier Bancorp, Inc. (b)	1,313	53,124
Great Southern Bancorp, Inc.	213	12,130
Great Western Bancorp, Inc.	882	29,106
Hancock Whitney Corp.	1,348	51,622
Hanmi Financial Corp.	451	8,470
Heartland Financial U.S.A., Inc.	448	20,044
Heritage Commerce Corp.	539	6,336
Heritage Financial Corp., Washington	601	16,203
Hilltop Holdings, Inc.	1,154	27,569
Home Bancshares, Inc.	2,537	47,683
Hope Bancorp, Inc.	1,900	27,246
Horizon Bancorp, Inc. Indiana	620	10,763
IBERIABANK Corp.	873	65,946
Independent Bank Corp.	340	7,247
Independent Bank Corp., Massachusetts	447	33,369
Independent Bank Group, Inc.	548	28,830
International Bancshares Corp.	838	32,364
Investors Bancorp, Inc.	3,751	42,611
Lakeland Bancorp, Inc.	794	12,251
Lakeland Financial Corp. (b)	440	19,351
LegacyTexas Financial Group, Inc.	695	30,253
Live Oak Bancshares, Inc. (b)	356	6,444
Mercantile Bank Corp.	236	7,741
Midland States Bancorp, Inc.	344	8,961
National Bank Holdings Corp.	430	14,702
NBT Bancorp, Inc.	684	25,028
OFG Bancorp	677	14,826
Old Line Bancshares, Inc.	259	7,514
Old National Bancorp, Indiana	2,434	41,877
Old Second Bancorp, Inc.	388	4,741
Opus Bank	301	6,553
Origin Bancorp, Inc.	58	1,957
Pacific Premier Bancorp, Inc.	694	21,646
PacWest Bancorp	1,914	69,555
Park National Corp.	209	19,815
Peapack-Gladstone Financial Corp.	225	6,307
Peoples Bancorp, Inc.	246	7,825
Peoples United Financial, Inc.	5,927	92,669
Pinnacle Financial Partners, Inc.	1,135	64,411
Popular, Inc.	1,587	85,825
Preferred Bank, Los Angeles	235	12,309
Prosperity Bancshares, Inc. (b)	1,052	74,303
QCR Holdings, Inc.	189	7,178
Renasant Corp.	733	25,662
S&T Bancorp, Inc.	547	19,982
Sandy Spring Bancorp, Inc.	625	21,069
Seacoast Banking Corp., Florida (a)	814	20,602
ServisFirst Bancshares, Inc. (b)	723	23,967
Signature Bank	842	100,383
Simmons First National Corp. Class A	1,475	36,728
South State Corp.	582	43,825
Southside Bancshares, Inc.	584	19,920
Sterling Bancorp	3,563	71,474
Stock Yards Bancorp, Inc.	375	13,759
Synovus Financial Corp.	2,576	92,118
Tcf Financial Corp.	1,120	42,638
Texas Capital Bancshares, Inc. (a)	800	43,720
Tompkins Financial Corp. (b)	210	17,037
TowneBank	978	27,193
Trico Bancshares	470	17,061
TriState Capital Holdings, Inc. (a)	316	6,649
Triumph Bancorp, Inc. (a)	409	13,043
Trustmark Corp. (b)	1,073	36,600
UMB Financial Corp.	713	46,046
Umpqua Holdings Corp.	3,458	56,919
Union Bankshares Corp.	954	35,532
United Bankshares, Inc., West Virginia (b)	1,633	61,842
United Community Bank, Inc.	1,209	34,275
Univest Corp. of Pennsylvania	499	12,729
Valley National Bancorp (b)	5,201	56,535
Veritex Holdings, Inc.	793	19,242
Washington Trust Bancorp, Inc.	252	12,174
Webster Financial Corp.	1,433	67,165
WesBanco, Inc.	871	32,549
Westamerica Bancorp.	418	25,991
Western Alliance Bancorp.	1,543	71,101
Wintrust Financial Corp.	879	56,810
		4,308,482
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	824	68,680
Artisan Partners Asset Management, Inc.	773	21,830
BGC Partners, Inc. Class A	4,098	22,539
Blucora, Inc. (a)	724	15,667
Cohen & Steers, Inc.	350	19,226
Cowen Group, Inc. Class A (a)(b)	390	6,002
Diamond Hill Investment Group, Inc.	46	6,354
Donnelley Financial Solutions, Inc. (a)	481	5,926
Eaton Vance Corp. (non-vtg.) (b)	1,826	82,042
Evercore, Inc. Class A	630	50,463
FactSet Research Systems, Inc. (b)	599	145,539
Federated Investors, Inc. Class B (non-vtg.)	1,508	48,874
Gain Capital Holdings, Inc.	368	1,943
Greenhill & Co., Inc. (b)	277	3,634
Hamilton Lane, Inc. Class A	265	15,094
Houlihan Lokey	550	24,805
Interactive Brokers Group, Inc.	1,162	62,492
INTL FCStone, Inc. (a)	261	10,717
Invesco Ltd.	6,550	110,957
Janus Henderson Group PLC (b)	2,640	59,294
Lazard Ltd. Class A	2,059	72,065
Legg Mason, Inc.	1,359	51,900
LPL Financial	1,365	111,794
MarketAxess Holdings, Inc.	593	194,167
Moelis & Co. Class A	690	22,667
Morningstar, Inc.	292	42,673
Oppenheimer Holdings, Inc. Class A (non-vtg.)	133	3,998
Piper Jaffray Companies (b)	266	20,078
PJT Partners, Inc.	314	12,780
SEI Investments Co.	2,054	121,710
Stifel Financial Corp.	1,131	64,897
Virtu Financial, Inc. Class A (b)	1,026	16,785
Virtus Investment Partners, Inc.	121	13,379
Waddell & Reed Financial, Inc. Class A (b)	1,289	22,145
Westwood Holdings Group, Inc.	148	4,095
WisdomTree Investments, Inc.	1,949	10,184
		1,567,395
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	196	90,417
CURO Group Holdings Corp. (a)(b)	168	2,231
Elevate Credit, Inc. (a)	186	783
Encore Capital Group, Inc. (a)(b)	395	13,163
Enova International, Inc. (a)	536	11,122
EZCORP, Inc. (non-vtg.) Class A (a)(b)	749	4,835
First Cash Financial Services, Inc.	687	62,977
Green Dot Corp. Class A (a)	715	18,054
LendingClub Corp. (a)	1,292	16,899
Navient Corp.	3,598	46,054
Nelnet, Inc. Class A	341	21,688
OneMain Holdings, Inc.	1,190	43,649
PRA Group, Inc. (a)	726	24,532
Regional Management Corp. (a)	187	5,266
Santander Consumer U.S.A. Holdings, Inc.	1,847	47,117
SLM Corp.	6,787	59,895
World Acceptance Corp. (a)	106	13,516
		482,198
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. (b)	2,070	45,871
Cannae Holdings, Inc. (a)	1,070	29,393
Columbia Financial, Inc. (a)	747	11,795
FB Financial Corp.	276	10,364
FGL Holdings Class A	2,816	22,472
Focus Financial Partners, Inc. Class A (a)	275	6,545
Jefferies Financial Group, Inc.	4,433	81,567
On Deck Capital, Inc. (a)	628	2,110
Pennymac Financial Services, Inc.	956	29,043
Victory Capital Holdings, Inc.	236	3,630
Voya Financial, Inc.	2,461	133,977
		376,767
Insurance - 3.6%
AMBAC Financial Group, Inc. (a)	722	14,115
American Equity Investment Life Holding Co.	1,383	33,469
American Financial Group, Inc.	1,102	118,851
American National Insurance Co.	135	16,704
Amerisafe, Inc.	298	19,701
Argo Group International Holdings, Ltd.	546	38,351
Assurant, Inc.	821	103,298
Assured Guaranty Ltd.	1,673	74,382
Athene Holding Ltd. (a)	2,011	84,583
Axis Capital Holdings Ltd.	1,318	87,937
Brighthouse Financial, Inc. (a)	1,851	74,910
Brown & Brown, Inc.	3,673	132,448
CNO Financial Group, Inc.	2,696	42,678
eHealth, Inc. (a)	287	19,169
Employers Holdings, Inc.	533	23,228
Enstar Group Ltd. (a)	235	44,631
Erie Indemnity Co. Class A (b)	317	58,851
FBL Financial Group, Inc. Class A	138	8,212
First American Financial Corp.	1,760	103,858
Genworth Financial, Inc. Class A	8,038	35,367
Goosehead Insurance	164	8,093
Greenlight Capital Re, Ltd. (a)	416	4,368
Hanover Insurance Group, Inc.	664	89,999
HCI Group, Inc.	108	4,540
Health Insurance Innovations, Inc. (a)(b)	201	5,011
Heritage Insurance Holdings, Inc.	337	5,038
Horace Mann Educators Corp.	650	30,115
James River Group Holdings Ltd.	483	24,749
Kemper Corp.	960	74,832
Kinsale Capital Group, Inc.	303	31,303
Maiden Holdings Ltd.	689	517
MBIA, Inc. (a)(b)	1,542	14,233
Mercury General Corp.	429	23,973
National General Holdings Corp.	1,019	23,457
National Western Life Group, Inc.	36	9,661
Old Republic International Corp.	4,466	105,264
Primerica, Inc.	671	85,371
ProAssurance Corp.	845	34,028
RenaissanceRe Holdings Ltd.	633	122,454
RLI Corp. (b)	624	57,976
Safety Insurance Group, Inc.	233	23,610
Selective Insurance Group, Inc.	937	70,453
Stewart Information Services Corp.	397	15,400
Third Point Reinsurance Ltd. (a)	1,193	11,918
Trupanion, Inc. (a)(b)	409	10,397
United Fire Group, Inc.	323	15,175
United Insurance Holdings Corp. (b)	327	4,575
Universal Insurance Holdings, Inc.	506	15,175
Unum Group	3,475	103,277
W.R. Berkley Corp.	2,259	163,168
White Mountains Insurance Group Ltd.	51	55,080
		2,377,953
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	407	6,166
Anworth Mortgage Asset Corp.	1,428	4,712
Apollo Commercial Real Estate Finance, Inc.	1,776	34,046
Arbor Realty Trust, Inc.	770	10,095
Ares Commercial Real Estate Corp.	377	5,742
Arlington Asset Investment Corp. (b)	353	1,938
Armour Residential REIT, Inc.	823	13,785
Blackstone Mortgage Trust, Inc.	1,876	67,255
Capstead Mortgage Corp.	1,518	11,157
Cherry Hill Mortgage Investment Corp.	183	2,397
Chimera Investment Corp.	2,954	57,780
Dynex Capital, Inc.	297	4,390
Exantas Capital Corp.	449	5,105
Granite Point Mortgage Trust, Inc.	739	13,849
Invesco Mortgage Capital, Inc.	1,796	27,497
KKR Real Estate Finance Trust, Inc.	459	8,964
Ladder Capital Corp. Class A	1,368	23,625
MFA Financial, Inc.	7,093	52,204
New Residential Investment Corp.	5,775	90,552
New York Mortgage Trust, Inc.	2,856	17,393
Orchid Island Capital, Inc.	779	4,479
PennyMac Mortgage Investment Trust	951	21,141
Redwood Trust, Inc.	1,542	25,304
Starwood Property Trust, Inc.	4,303	104,219
TPG RE Finance Trust, Inc.	626	12,420
Two Harbors Investment Corp.	3,881	50,958
Western Asset Mortgage Capital Corp.	685	6,610
		683,783
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	99	4,503
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	848	23,447
Capitol Federal Financial, Inc.	2,221	30,605
Dime Community Bancshares, Inc.	507	10,855
Essent Group Ltd.	1,530	72,935
Farmer Mac Class C (non-vtg.)	153	12,494
First Defiance Financial Corp.	288	8,342
Flagstar Bancorp, Inc.	478	17,853
HomeStreet, Inc. (a)	456	12,458
Kearny Financial Corp.	1,585	20,668
LendingTree, Inc. (a)(b)	119	36,941
Meridian Bancorp, Inc. Maryland	812	15,225
Meta Financial Group, Inc.	419	13,664
MGIC Investment Corp.	5,728	72,058
New York Community Bancorp, Inc. (b)	7,745	97,200
NMI Holdings, Inc. (a)	1,042	27,363
Northfield Bancorp, Inc.	718	11,531
Northwest Bancshares, Inc. (b)	1,609	26,372
OceanFirst Financial Corp. (b)	758	17,889
Ocwen Financial Corp. (a)	2,078	3,907
Oritani Financial Corp.	648	11,466
Provident Financial Services, Inc.	959	23,524
Radian Group, Inc.	3,332	76,103
TFS Financial Corp.	879	15,840
Trustco Bank Corp., New York	1,618	13,187
United Financial Bancorp, Inc. New	848	11,558
Walker & Dunlop, Inc.	456	25,504
Washington Federal, Inc.	1,282	47,421
WMI Holdings Corp. (a)	421	4,471
WSFS Financial Corp.	469	20,683
		781,564

TOTAL FINANCIALS		10,582,645

HEALTH CARE - 11.2%
Biotechnology - 4.0%
Abeona Therapeutics, Inc. (a)	322	728
ACADIA Pharmaceuticals, Inc. (a)	1,774	63,846
Acceleron Pharma, Inc. (a)	733	28,961
Achillion Pharmaceuticals, Inc. (a)	2,370	8,532
Acorda Therapeutics, Inc. (a)	463	1,329
Adamas Pharmaceuticals, Inc. (a)	224	1,146
ADMA Biologics, Inc. (a)	598	2,661
Aduro Biotech, Inc. (a)	461	489
Adverum Biotechnologies, Inc. (a)(b)	762	4,153
Aeglea BioTherapeutics, Inc. (a)	286	2,199
Agenus, Inc. (a)	1,610	4,154
Agios Pharmaceuticals, Inc. (a)(b)	787	25,499
Aimmune Therapeutics, Inc. (a)(b)	631	13,213
Akebia Therapeutics, Inc. (a)(b)	1,490	5,841
Alder Biopharmaceuticals, Inc. (a)(b)	961	18,124
Aldeyra Therapeutics, Inc. (a)	266	1,402
Alkermes PLC (a)	2,443	47,663
Allakos, Inc. (a)(b)	120	9,436
Allogene Therapeutics, Inc. (b)	329	8,967
Alnylam Pharmaceuticals, Inc. (a)	1,429	114,920
AMAG Pharmaceuticals, Inc. (a)(b)	493	5,694
Amicus Therapeutics, Inc. (a)(b)	2,910	23,338
AnaptysBio, Inc. (a)	372	13,016
Anika Therapeutics, Inc. (a)	241	13,228
Apellis Pharmaceuticals, Inc. (a)	544	13,105
Arcus Biosciences, Inc. (a)	93	846
Arena Pharmaceuticals, Inc. (a)	780	35,701
ArQule, Inc. (a)(b)	1,586	11,372
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,379	38,860
Assembly Biosciences, Inc. (a)	326	3,205
Atara Biotherapeutics, Inc. (a)	740	10,449
Audentes Therapeutics, Inc. (a)	608	17,079
Avid Bioservices, Inc. (a)	775	4,108
Bellicum Pharmaceuticals, Inc. (a)(b)	391	411
BioCryst Pharmaceuticals, Inc. (a)(b)	1,641	4,701
Biohaven Pharmaceutical Holding Co. Ltd. (a)	558	23,280
Biospecifics Technologies Corp. (a)	78	4,175
bluebird bio, Inc. (a)(b)	855	78,506
Blueprint Medicines Corp. (a)	686	50,400
Calithera Biosciences, Inc. (a)	410	1,267
CareDx, Inc. (a)	595	13,453
CASI Pharmaceuticals, Inc. (a)(b)	607	2,027
Catalyst Biosciences, Inc. (a)	154	756
Catalyst Pharmaceutical Partners, Inc. (a)	1,629	8,650
Cellular Biomedicine Group, Inc. (a)(b)	127	1,887
ChemoCentryx, Inc. (a)	257	1,742
Clovis Oncology, Inc. (a)(b)	800	3,144
Coherus BioSciences, Inc. (a)	940	19,044
Concert Pharmaceuticals, Inc. (a)	212	1,247
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	588	2,864
Crinetics Pharmaceuticals, Inc. (a)	82	1,233
Cytokinetics, Inc. (a)	888	10,105
CytomX Therapeutics, Inc. (a)	640	4,723
Deciphera Pharmaceuticals, Inc. (a)	249	8,451
Denali Therapeutics, Inc. (a)(b)	1,024	15,688
Dicerna Pharmaceuticals, Inc. (a)	776	11,143
Dynavax Technologies Corp. (a)(b)	851	3,042
Eagle Pharmaceuticals, Inc. (a)	197	11,144
Editas Medicine, Inc. (a)(b)	742	16,873
Eiger Biopharmaceuticals, Inc. (a)	181	1,855
Emergent BioSolutions, Inc. (a)	703	36,753
Enanta Pharmaceuticals, Inc. (a)	282	16,943
Epizyme, Inc. (a)(b)	1,030	10,624
Esperion Therapeutics, Inc. (a)(b)	439	16,094
Exelixis, Inc. (a)	4,678	82,730
Fate Therapeutics, Inc. (a)	955	14,831
FibroGen, Inc. (a)	1,192	44,080
Five Prime Therapeutics, Inc. (a)	420	1,628
Flexion Therapeutics, Inc. (a)	569	7,798
Galectin Therapeutics, Inc. (a)(b)	400	1,468
Genomic Health, Inc. (a)	341	23,127
Geron Corp. (a)(b)	2,914	3,876
Global Blood Therapeutics, Inc. (a)	872	42,309
GlycoMimetics, Inc. (a)(b)	395	1,702
Gossamer Bio, Inc.	251	4,214
Halozyme Therapeutics, Inc. (a)	1,962	30,431
Heron Therapeutics, Inc. (a)(b)	1,101	20,369
Homology Medicines, Inc. (a)(b)	112	2,027
ImmunoGen, Inc. (a)	2,101	5,084
Immunomedics, Inc. (a)(b)	2,726	36,147
Inovio Pharmaceuticals, Inc. (a)(b)	1,571	3,221
Insmed, Inc. (a)(b)	1,172	20,674
Intellia Therapeutics, Inc. (a)(b)	444	5,927
Intercept Pharmaceuticals, Inc. (a)(b)	335	22,231
Intrexon Corp. (a)(b)	1,012	5,789
Invitae Corp. (a)(b)	1,002	19,309
Ionis Pharmaceuticals, Inc. (a)	2,181	130,664
Iovance Biotherapeutics, Inc. (a)(b)	1,927	35,071
Ironwood Pharmaceuticals, Inc. Class A (a)	2,128	18,269
Kadmon Holdings, Inc. (a)(b)	1,711	4,312
Karyopharm Therapeutics, Inc. (a)	861	8,283
Kindred Biosciences, Inc. (a)	543	3,720
Kiniksa Pharmaceuticals Ltd. (a)(b)	114	970
Kura Oncology, Inc. (a)	434	6,584
La Jolla Pharmaceutical Co. (a)(b)	342	3,010
Lexicon Pharmaceuticals, Inc. (a)(b)	580	1,746
Ligand Pharmaceuticals, Inc. Class B (a)(b)	346	34,441
Macrogenics, Inc. (a)	530	6,763
Madrigal Pharmaceuticals, Inc. (a)(b)	139	11,985
MannKind Corp. (a)(b)	3,227	4,034
Minerva Neurosciences, Inc. (a)	559	4,332
Mirati Therapeutics, Inc. (a)(b)	506	39,422
Momenta Pharmaceuticals, Inc. (a)	1,560	20,218
Myriad Genetics, Inc. (a)	1,169	33,468
Natera, Inc. (a)	614	20,139
Neurocrine Biosciences, Inc. (a)	1,439	129,668
Novavax, Inc. (a)(b)	193	969
Opko Health, Inc. (a)(b)	5,919	12,371
PDL BioPharma, Inc. (a)	2,253	4,866
Polarityte, Inc. (a)(b)	209	675
Portola Pharmaceuticals, Inc. (a)(b)	1,028	27,571
Principia Biopharma, Inc.	133	3,756
Progenics Pharmaceuticals, Inc. (a)	1,202	6,076
Prothena Corp. PLC (a)	565	4,430
PTC Therapeutics, Inc. (a)	724	24,486
Puma Biotechnology, Inc. (a)(b)	453	4,877
Ra Pharmaceuticals, Inc. (a)	442	10,453
Radius Health, Inc. (a)(b)	632	16,274
REGENXBIO, Inc. (a)	477	16,981
Repligen Corp. (a)	612	46,934
Retrophin, Inc. (a)	586	6,792
Rigel Pharmaceuticals, Inc. (a)	2,356	4,406
Rocket Pharmaceuticals, Inc. (a)(b)	391	4,555
Sage Therapeutics, Inc. (a)(b)	747	104,797
Sangamo Therapeutics, Inc. (a)	1,644	14,878
Savara, Inc. (a)	321	851
Scholar Rock Holding Corp. (a)	73	653
Seattle Genetics, Inc. (a)	1,702	145,351
Solid Biosciences, Inc. (a)(b)	159	1,644
Sorrento Therapeutics, Inc. (a)(b)	1,540	3,296
Spark Therapeutics, Inc. (a)	512	49,654
Spectrum Pharmaceuticals, Inc. (a)(b)	1,698	14,085
Stemline Therapeutics, Inc. (a)	521	5,424
Syndax Pharmaceuticals, Inc. (a)	356	2,659
Synthorx, Inc.	179	2,912
T2 Biosystems, Inc. (a)	330	825
TG Therapeutics, Inc. (a)(b)	958	5,379
The Medicines Company (a)(b)	1,027	51,350
Tocagen, Inc. (a)(b)	259	172
Trevena, Inc. (a)(b)	649	628
Twist Bioscience Corp.	352	8,406
Ultragenyx Pharmaceutical, Inc. (a)(b)	733	31,358
United Therapeutics Corp. (a)	686	54,709
Vanda Pharmaceuticals, Inc. (a)	853	11,328
Veracyte, Inc. (a)	506	12,144
Verastem, Inc. (a)(b)	784	949
Vericel Corp. (a)(b)	732	11,082
Viking Therapeutics, Inc. (a)(b)	754	5,188
Voyager Therapeutics, Inc. (a)	306	5,266
Xencor, Inc. (a)	772	26,040
XOMA Corp. (a)	81	1,581
Y-mAbs Therapeutics, Inc.	109	2,841
Zafgen, Inc. (a)	296	219
ZIOPHARM Oncology, Inc. (a)(b)	2,120	9,074
		2,632,775
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	1,368	3,789
Angiodynamics, Inc. (a)	613	11,291
Antares Pharma, Inc. (a)	2,454	8,209
Atricure, Inc. (a)	574	14,316
Atrion Corp.	22	17,142
Avanos Medical, Inc. (a)	734	27,496
AxoGen, Inc. (a)	583	7,276
Axonics Modulation Technologies, Inc. (a)	129	3,473
BioLife Solutions, Inc. (a)(b)	184	3,059
Cantel Medical Corp. (b)	563	42,112
Cardiovascular Systems, Inc. (a)	558	26,516
Cerus Corp. (a)	2,186	11,269
CONMED Corp.	407	39,133
Cryolife, Inc. (a)	583	15,828
CryoPort, Inc. (a)(b)	474	7,752
Cutera, Inc. (a)	202	5,904
CytoSorbents Corp. (a)(b)	305	1,534
Endologix, Inc. (a)	104	413
Genmark Diagnostics, Inc. (a)	842	5,103
Glaukos Corp. (a)(b)	520	32,505
Globus Medical, Inc. (a)(b)	1,186	60,628
Haemonetics Corp. (a)	818	103,183
Heska Corp. (a)	120	8,504
Hill-Rom Holdings, Inc.	1,064	111,965
ICU Medical, Inc. (a)	260	41,496
Inogen, Inc. (a)	284	13,606
Inspire Medical Systems, Inc. (a)	196	11,960
Insulet Corp. (a)(b)	932	153,715
Integer Holdings Corp. (a)	469	35,438
Integra LifeSciences Holdings Corp. (a)	1,103	66,257
IntriCon Corp. (a)	94	1,827
Invacare Corp. (b)	546	4,095
iRhythm Technologies, Inc. (a)(b)	336	24,901
Lantheus Holdings, Inc. (a)	589	14,763
LeMaitre Vascular, Inc. (b)	266	9,092
LivaNova PLC (a)	773	57,040
Masimo Corp. (a)	772	114,866
Meridian Bioscience, Inc.	607	5,760
Merit Medical Systems, Inc. (a)	862	26,257
Mesa Laboratories, Inc.	55	13,077
Natus Medical, Inc. (a)	542	17,257
Neogen Corp. (a)	814	55,442
Nevro Corp. (a)	483	41,524
NuVasive, Inc. (a)	820	51,972
Nuvectra Corp. (a)	160	218
OraSure Technologies, Inc. (a)	867	6,476
Orthofix International NV (a)	314	16,648
OrthoPediatrics Corp. (a)(b)	118	4,161
Penumbra, Inc. (a)(b)	492	66,169
Quanterix Corp. (a)	148	3,250
Quidel Corp. (a)	543	33,313
Seaspine Holdings Corp. (a)	173	2,112
Senseonics Holdings, Inc. (a)(b)	1,046	1,034
SI-BONE, Inc.	166	2,933
Sientra, Inc. (a)	271	1,756
Staar Surgical Co. (a)(b)	435	11,214
SurModics, Inc. (a)	216	9,880
Tactile Systems Technology, Inc. (a)(b)	268	11,342
Tandem Diabetes Care, Inc. (a)	897	52,905
TransEnterix, Inc. (a)(b)	2,180	1,351
Varex Imaging Corp. (a)	578	16,496
ViewRay, Inc. (a)(b)	935	2,712
West Pharmaceutical Services, Inc.	1,169	165,788
Wright Medical Group NV (a)	1,815	37,443
		1,775,946
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	1,386	43,077
Addus HomeCare Corp. (a)	168	13,319
Amedisys, Inc. (a)	455	59,610
American Renal Associates Holdings, Inc. (a)(b)	223	1,409
AMN Healthcare Services, Inc. (a)	735	42,307
Apollo Medical Holdings, Inc. (a)(b)	397	6,995
BioScrip, Inc. (a)	1,795	5,744
BioTelemetry, Inc. (a)	507	20,650
Brookdale Senior Living, Inc. (a)	2,877	21,808
Capital Senior Living Corp. (a)(b)	363	1,590
Chemed Corp.	254	106,063
Community Health Systems, Inc. (a)(b)	1,737	6,253
Corvel Corp. (a)	152	11,506
Covetrus, Inc. (a)(b)	1,559	18,537
Cross Country Healthcare, Inc. (a)	540	5,562
DaVita HealthCare Partners, Inc. (a)	2,000	114,140
Diplomat Pharmacy, Inc. (a)	827	4,052
Encompass Health Corp.	1,571	99,413
G1 Therapeutics, Inc. (a)(b)	389	8,861
HealthEquity, Inc. (a)	841	48,059
LHC Group, Inc. (a)	466	52,919
Magellan Health Services, Inc. (a)	373	23,163
MEDNAX, Inc. (a)	1,375	31,103
Molina Healthcare, Inc. (a)	988	108,403
National Healthcare Corp.	169	13,833
Neuronetics, Inc. (a)	83	690
OptiNose, Inc. (a)(b)	151	1,057
Owens & Minor, Inc.	961	5,583
Patterson Companies, Inc. (b)	1,307	23,291
PetIQ, Inc. Class A (a)(b)	231	6,297
Premier, Inc. (a)	838	24,235
Providence Service Corp. (a)	181	10,762
R1 RCM, Inc. (a)	1,493	13,332
RadNet, Inc. (a)	680	9,765
Select Medical Holdings Corp. (a)	1,760	29,163
Surgery Partners, Inc. (a)(b)	214	1,580
Tenet Healthcare Corp. (a)	1,298	28,712
The Ensign Group, Inc.	770	36,521
Tivity Health, Inc. (a)	669	11,125
Triple-S Management Corp.	326	4,368
U.S. Physical Therapy, Inc.	208	27,154
		1,102,011
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	2,734	30,019
Castlight Health, Inc. Class B (a)	879	1,239
Computer Programs & Systems, Inc. (b)	182	4,115
Evolent Health, Inc. (a)(b)	1,146	8,240
HealthStream, Inc. (a)	430	11,133
HMS Holdings Corp. (a)	1,311	45,184
Inovalon Holdings, Inc. Class A (a)(b)	1,091	17,881
Medidata Solutions, Inc. (a)	970	88,755
Nextgen Healthcare, Inc. (a)	774	12,129
Omnicell, Inc. (a)	622	44,952
Tabula Rasa HealthCare, Inc. (a)(b)	270	14,834
Teladoc Health, Inc. (a)(b)	1,097	74,289
Vocera Communications, Inc. (a)(b)	498	12,276
		365,046
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	430	7,985
Avantor, Inc.	3,440	50,568
Bio-Rad Laboratories, Inc. Class A (a)	319	106,144
Bio-Techne Corp.	598	117,011
Bruker Corp.	1,585	69,629
Cambrex Corp. (a)	525	31,238
Charles River Laboratories International, Inc. (a)	751	99,410
Codexis, Inc. (a)	772	10,588
Fluidigm Corp. (a)	737	3,412
Luminex Corp.	729	15,054
Medpace Holdings, Inc. (a)	401	33,700
Nanostring Technologies, Inc. (a)	419	9,046
NeoGenomics, Inc. (a)	1,469	28,087
Pacific Biosciences of California, Inc. (a)	2,222	11,466
PRA Health Sciences, Inc. (a)	927	91,986
Syneos Health, Inc. (a)	947	50,390
		735,714
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	768	1,690
Aclaris Therapeutics, Inc. (a)(b)	450	486
Adamis Pharmaceuticals Corp. (a)(b)	438	309
Aerie Pharmaceuticals, Inc. (a)(b)	613	11,782
Akcea Therapeutics, Inc. (a)(b)	231	3,555
Akorn, Inc. (a)	1,475	5,605
Amneal Pharmaceuticals, Inc. (a)	1,302	3,776
Amphastar Pharmaceuticals, Inc. (a)	597	11,839
ANI Pharmaceuticals, Inc. (a)	139	10,130
Arvinas Holding Co. LLC (a)	121	2,608
Assertio Therapeutics, Inc. (a)	744	952
Athenex, Inc. (a)(b)	681	8,284
Biodelivery Sciences International, Inc. (a)	719	3,027
Cara Therapeutics, Inc. (a)(b)	555	10,145
Catalent, Inc. (a)	2,307	109,952
Collegium Pharmaceutical, Inc. (a)	410	4,707
Corcept Therapeutics, Inc. (a)	1,690	23,888
Cyclerion Therapeutics, Inc. (a)	176	2,133
CymaBay Therapeutics, Inc. (a)	874	4,475
Dermira, Inc. (a)	538	3,438
Dova Pharmaceuticals, Inc. (a)(b)	211	5,897
Endo International PLC (a)	3,183	10,217
Evolus, Inc. (a)(b)	110	1,718
Horizon Pharma PLC (a)	2,620	71,343
Innoviva, Inc. (a)	1,110	11,699
Intersect ENT, Inc. (a)	506	8,607
Intra-Cellular Therapies, Inc. (a)(b)	673	5,027
Jazz Pharmaceuticals PLC (a)	958	122,758
Kala Pharmaceuticals, Inc. (a)(b)	264	1,005
Lannett Co., Inc. (a)	483	5,410
Mallinckrodt PLC (a)(b)	1,333	3,213
Marinus Pharmaceuticals, Inc. (a)(b)	591	910
MyoKardia, Inc. (a)	521	27,170
Nektar Therapeutics (a)(b)	2,751	50,109
Neos Therapeutics, Inc. (a)(b)	479	709
Ocular Therapeutix, Inc. (a)(b)	453	1,377
Omeros Corp. (a)(b)	731	11,937
Pacira Biosciences, Inc. (a)	651	24,784
Paratek Pharmaceuticals, Inc. (a)(b)	315	1,361
Perrigo Co. PLC	1,980	110,662
Phibro Animal Health Corp. Class A	284	6,058
Prestige Brands Holdings, Inc. (a)	804	27,891
Reata Pharmaceuticals, Inc. (a)(b)	237	19,029
Revance Therapeutics, Inc. (a)	455	5,915
Rhythm Pharmaceuticals, Inc. (a)(b)	364	7,859
SIGA Technologies, Inc. (a)	687	3,517
Supernus Pharmaceuticals, Inc. (a)	822	22,589
TherapeuticsMD, Inc. (a)(b)	3,169	11,503
Theravance Biopharma, Inc. (a)(b)	677	13,188
Tricida, Inc. (a)(b)	263	8,119
WAVE Life Sciences (a)(b)	227	4,660
Xeris Pharmaceuticals, Inc. (a)	87	855
Zogenix, Inc. (a)	677	27,107
Zynerba Pharmaceuticals, Inc. (a)(b)	231	1,746
		858,730

TOTAL HEALTH CARE		7,470,222

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.8%
AAR Corp.	520	21,429
Aerojet Rocketdyne Holdings, Inc. (a)	1,136	57,379
AeroVironment, Inc. (a)	321	17,193
Arconic, Inc.	6,778	176,228
Astronics Corp. (a)	394	11,576
Axon Enterprise, Inc. (a)	925	52,522
BWX Technologies, Inc. (b)	1,560	89,248
Cubic Corp.	451	31,764
Curtiss-Wright Corp.	692	89,524
Ducommun, Inc. (a)	148	6,275
HEICO Corp.	621	77,550
HEICO Corp. Class A	1,166	113,463
Hexcel Corp.	1,356	111,368
Kratos Defense & Security Solutions, Inc. (a)	1,400	26,033
Maxar Technologies, Inc.	843	6,407
Mercury Systems, Inc. (a)	764	62,014
Moog, Inc. Class A	510	41,371
National Presto Industries, Inc.	71	6,325
Park Aerospace Corp.	279	4,899
Teledyne Technologies, Inc. (a)	568	182,890
Triumph Group, Inc.	811	18,556
Vectrus, Inc. (a)	196	7,967
Wesco Aircraft Holdings, Inc. (a)	1,036	11,406
		1,223,387
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	886	18,624
Atlas Air Worldwide Holdings, Inc. (a)	417	10,521
Echo Global Logistics, Inc. (a)	475	10,759
Forward Air Corp.	450	28,674
Hub Group, Inc. Class A (a)	536	24,924
XPO Logistics, Inc. (a)(b)	2,004	143,426
		236,928
Airlines - 0.5%
Alaska Air Group, Inc.	1,946	126,315
Allegiant Travel Co. (b)	203	30,381
Hawaiian Holdings, Inc.	765	20,089
JetBlue Airways Corp. (a)	4,823	80,785
Mesa Air Group, Inc. (a)	143	965
SkyWest, Inc.	825	47,355
Spirit Airlines, Inc. (a)(b)	1,075	39,023
		344,913
Building Products - 1.8%
A.O. Smith Corp.	2,274	108,493
AAON, Inc.	642	29,493
Advanced Drain Systems, Inc.	648	20,911
Allegion PLC	1,486	154,024
American Woodmark Corp. (a)	248	22,050
Apogee Enterprises, Inc.	446	17,390
Armstrong World Industries, Inc.	787	76,103
Builders FirstSource, Inc. (a)	1,835	37,755
Continental Building Products, Inc. (a)	617	16,838
COVIA Corp. (a)	351	709
CSW Industrials, Inc.	251	17,327
Fortune Brands Home & Security, Inc.	2,230	121,981
GCP Applied Technologies, Inc. (a)	1,167	22,465
Gibraltar Industries, Inc. (a)	490	22,511
GMS, Inc. (a)	502	14,417
Griffon Corp. (b)	539	11,303
Insteel Industries, Inc.	261	5,358
Jeld-Wen Holding, Inc. (a)	1,025	19,772
Lennox International, Inc.	572	138,979
Masonite International Corp. (a)	424	24,592
NCI Building Systems, Inc. (a)	711	4,302
Owens Corning	1,728	109,210
Patrick Industries, Inc. (a)	376	16,123
PGT, Inc. (a)	895	15,457
Quanex Building Products Corp.	597	10,794
Resideo Technologies, Inc. (a)	1,926	27,638
Simpson Manufacturing Co. Ltd.	645	44,744
Trex Co., Inc. (a)(b)	930	84,565
Universal Forest Products, Inc.	951	37,926
		1,233,230
Commercial Services & Supplies - 1.6%
ABM Industries, Inc. (b)	1,043	37,882
ACCO Brands Corp.	1,588	15,674
ADS Waste Holdings, Inc. (a)	1,122	36,544
Brady Corp. Class A	768	40,742
BrightView Holdings, Inc. (a)	309	5,299
Casella Waste Systems, Inc. Class A (a)	623	26,752
Clean Harbors, Inc. (a)	798	61,606
Covanta Holding Corp.	1,824	31,537
Deluxe Corp.	733	36,034
Ennis, Inc.	450	9,095
Evoqua Water Technologies Corp. (a)	885	15,063
Healthcare Services Group, Inc. (b)	1,182	28,711
Heritage-Crystal Clean, Inc. (a)	203	5,380
Herman Miller, Inc.	927	42,725
HNI Corp.	707	25,099
Interface, Inc.	985	14,223
KAR Auction Services, Inc. (b)	2,146	52,684
Kimball International, Inc. Class B	597	11,522
Knoll, Inc.	749	18,987
LSC Communications, Inc.	418	577
Matthews International Corp. Class A	498	17,624
McGrath RentCorp.	390	27,140
Mobile Mini, Inc.	680	25,065
MSA Safety, Inc.	553	60,338
Pitney Bowes, Inc. (b)	3,008	13,747
Quad/Graphics, Inc. (b)	450	4,730
R.R. Donnelley & Sons Co.	1,139	4,294
Rollins, Inc.	2,325	79,213
SP Plus Corp. (a)	393	14,541
Steelcase, Inc. Class A	1,369	25,190
Stericycle, Inc. (a)(b)	1,350	68,756
Team, Inc. (a)(b)	423	7,635
Tetra Tech, Inc.	872	75,655
The Brink's Co.	798	66,194
U.S. Ecology, Inc.	334	21,356
UniFirst Corp.	245	47,804
Viad Corp.	323	21,689
		1,097,107
Construction & Engineering - 1.2%
AECOM (a)	2,465	92,585
Aegion Corp. (a)	524	11,203
Ameresco, Inc. Class A (a)(b)	285	4,580
Arcosa, Inc.	782	26,752
Argan, Inc.	243	9,547
Comfort Systems U.S.A., Inc.	589	26,051
Dycom Industries, Inc. (a)	502	25,627
EMCOR Group, Inc.	909	78,283
Fluor Corp.	2,200	42,086
Granite Construction, Inc. (b)	753	24,194
Great Lakes Dredge & Dock Corp. (a)	1,029	10,753
HC2 Holdings, Inc. (a)(b)	506	1,189
Jacobs Engineering Group, Inc.	1,885	172,478
Keane Group, Inc. (a)	662	4,012
MasTec, Inc. (a)	1,006	65,320
MYR Group, Inc. (a)	234	7,322
NV5 Holdings, Inc. (a)(b)	150	10,241
Orion Group Holdings, Inc. (a)	346	1,557
Primoris Services Corp.	707	13,864
Quanta Services, Inc.	2,306	87,167
Sterling Construction Co., Inc. (a)	401	5,273
Tutor Perini Corp. (a)(b)	574	8,225
Valmont Industries, Inc.	351	48,592
Williams Scotsman Corp. (a)	516	8,039
		784,940
Electrical Equipment - 0.9%
Acuity Brands, Inc.	634	85,457
Allied Motion Technologies, Inc.	122	4,308
AZZ, Inc.	426	18,557
Encore Wire Corp.	320	18,010
Energous Corp. (a)(b)	232	769
EnerSys	660	43,520
Generac Holdings, Inc. (a)	986	77,243
GrafTech International Ltd. (b)	984	12,595
Hubbell, Inc. Class B	864	113,530
Plug Power, Inc. (a)(b)	3,731	9,813
Regal Beloit Corp.	683	49,757
Sensata Technologies, Inc. PLC (a)	2,582	129,255
Sunrun, Inc. (a)(b)	1,210	20,213
Thermon Group Holdings, Inc. (a)	539	12,386
TPI Composites, Inc. (a)	259	4,856
Vicor Corp. (a)	228	6,731
Vivint Solar, Inc. (a)(b)	626	4,094
		611,094
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	939	136,662
ITT, Inc.	1,359	83,157
Raven Industries, Inc.	545	18,236
		238,055
Machinery - 4.3%
Actuant Corp. Class A (b)	963	21,128
AGCO Corp.	1,036	78,425
Alamo Group, Inc.	157	18,482
Albany International Corp. Class A	465	41,924
Allison Transmission Holdings, Inc.	1,893	89,066
Altra Industrial Motion Corp.	979	27,113
Apergy Corp. (a)	1,203	32,541
Astec Industries, Inc.	375	11,663
Barnes Group, Inc.	746	38,449
Blue Bird Corp. (a)	209	3,978
Briggs & Stratton Corp.	851	5,157
Cactus, Inc. (a)	643	18,608
Chart Industries, Inc. (a)	491	30,619
CIRCOR International, Inc. (a)	323	12,129
Colfax Corp. (a)	1,490	43,299
Columbus McKinnon Corp. (NY Shares)	343	12,495
Commercial Vehicle Group, Inc. (a)	477	3,439
Crane Co.	788	63,536
Donaldson Co., Inc.	2,015	104,941
Douglas Dynamics, Inc.	374	16,669
Energy Recovery, Inc. (a)(b)	484	4,484
EnPro Industries, Inc.	334	22,929
ESCO Technologies, Inc.	404	32,142
Federal Signal Corp.	947	31,005
Flowserve Corp.	2,070	96,690
Franklin Electric Co., Inc.	609	29,116
Gardner Denver Holdings, Inc. (a)(b)	2,008	56,806
Gates Industrial Corp. PLC (a)	649	6,535
Gorman-Rupp Co.	315	10,959
Graco, Inc.	2,614	120,349
Greenbrier Companies, Inc.	540	16,265
Harsco Corp. (a)	1,262	23,928
Hillenbrand, Inc.	995	30,726
Hyster-Yale Materials Handling Class A	157	8,593
John Bean Technologies Corp.	505	50,212
Kadant, Inc.	174	15,275
Kennametal, Inc.	1,261	38,763
Lincoln Electric Holdings, Inc. (b)	1,018	88,322
Lindsay Corp.	167	15,506
Lydall, Inc. (a)	250	6,228
Manitowoc Co., Inc. (a)	505	6,313
Meritor, Inc. (a)	1,356	25,086
Middleby Corp. (a)	880	102,872
Milacron Holdings Corp. (a)	1,144	19,070
Mueller Industries, Inc.	912	26,156
Mueller Water Products, Inc. Class A	2,464	27,695
Navistar International Corp. New (a)	1,046	29,403
NN, Inc.	651	4,642
Nordson Corp.	822	120,226
Oshkosh Corp.	1,139	86,336
Pentair PLC	2,525	95,445
ProPetro Holding Corp. (a)	1,196	10,872
Proto Labs, Inc. (a)	426	43,495
RBC Bearings, Inc. (a)	390	64,705
Rexnord Corp. (a)	1,677	45,363
Spartan Motors, Inc.	438	6,009
SPX Corp. (a)	683	27,327
SPX Flow, Inc. (a)(b)	658	25,965
Standex International Corp.	198	14,442
Sun Hydraulics Corp.	436	17,689
Tennant Co.	293	20,715
Terex Corp.	983	25,529
Timken Co.	1,087	47,295
Titan International, Inc.	603	1,628
Toro Co. (b)	1,650	120,945
TriMas Corp. (a)	740	22,681
Trinity Industries, Inc. (b)	2,300	45,264
Wabash National Corp.	986	14,307
WABCO Holdings, Inc. (a)	811	108,471
Wabtec Corp. (b)	1,358	97,586
Watts Water Technologies, Inc. Class A	432	40,491
Welbilt, Inc. (a)	2,051	34,580
Woodward, Inc.	874	94,243
		2,851,340
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	1,047	4,581
Genco Shipping & Trading Ltd. (a)	169	1,555
Kirby Corp. (a)	844	69,343
Matson, Inc.	684	25,657
		101,136
Professional Services - 1.0%
Asgn, Inc. (a)	815	51,231
Barrett Business Services, Inc.	124	11,014
BG Staffing, Inc.	105	2,007
CBIZ, Inc. (a)	895	21,033
CRA International, Inc.	120	5,036
Exponent, Inc.	834	58,297
Forrester Research, Inc.	149	4,789
FTI Consulting, Inc. (a)	612	64,866
Heidrick & Struggles International, Inc.	266	7,262
Huron Consulting Group, Inc. (a)	345	21,162
ICF International, Inc.	302	25,510
InnerWorkings, Inc. (a)	531	2,352
Insperity, Inc.	602	59,369
Kelly Services, Inc. Class A (non-vtg.)	507	12,280
Kforce, Inc.	415	15,702
Korn Ferry	901	34,815
Manpower, Inc.	976	82,218
Navigant Consulting, Inc.	688	19,230
Resources Connection, Inc.	502	8,529
Robert Half International, Inc.	1,894	105,420
TriNet Group, Inc. (a)	696	43,284
TrueBlue, Inc. (a)	668	14,095
Willdan Group, Inc. (a)	147	5,157
		674,658
Road & Rail - 0.8%
AMERCO	120	46,805
ArcBest Corp.	426	12,972
Avis Budget Group, Inc. (a)	1,021	28,853
Covenant Transport Group, Inc. Class A (a)	155	2,548
Daseke, Inc. (a)(b)	937	2,343
Genesee & Wyoming, Inc. Class A (a)	920	101,669
Heartland Express, Inc.	760	16,348
Hertz Global Holdings, Inc. (a)	965	13,356
Knight-Swift Transportation Holdings, Inc. Class A (b)	1,992	72,310
Landstar System, Inc. (b)	642	72,276
Marten Transport Ltd.	636	13,216
Ryder System, Inc.	837	43,331
Saia, Inc. (a)	403	37,761
Schneider National, Inc. Class B	469	10,187
U.S. Xpress Enterprises, Inc. (a)(b)	152	733
U.S.A. Truck, Inc. (a)	62	498
Universal Logistics Holdings, Inc.	97	2,258
Werner Enterprises, Inc.	674	23,792
YRC Worldwide, Inc. (a)(b)	571	1,724
		502,980
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	1,562	65,323
Aircastle Ltd.	851	19,088
Applied Industrial Technologies, Inc.	620	35,216
Beacon Roofing Supply, Inc. (a)	1,055	35,374
BlueLinx Corp. (a)(b)	141	4,559
BMC Stock Holdings, Inc. (a)	1,073	28,091
CAI International, Inc. (a)	242	5,268
DXP Enterprises, Inc. (a)	262	9,097
GATX Corp. (b)	603	46,751
General Finance Corp. (a)	186	1,644
H&E Equipment Services, Inc.	535	15,440
HD Supply Holdings, Inc. (a)	2,911	114,038
Herc Holdings, Inc. (a)	372	17,302
Kaman Corp.	425	25,271
MRC Global, Inc. (a)	1,448	17,564
MSC Industrial Direct Co., Inc. Class A	718	52,077
Now, Inc. (a)	1,652	18,948
Rush Enterprises, Inc. Class A	496	19,136
SiteOne Landscape Supply, Inc. (a)(b)	652	48,261
Systemax, Inc.	212	4,666
Textainer Group Holdings Ltd. (a)	375	3,716
Titan Machinery, Inc. (a)	283	4,058
Triton International Ltd.	827	27,986
Univar, Inc. (a)	1,838	38,157
Veritiv Corp. (a)	208	3,761
Watsco, Inc. (b)	509	86,113
WESCO International, Inc. (a)	747	35,684
		782,589
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,211	47,798

TOTAL INDUSTRIALS		10,730,155

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	448	29,299
ADTRAN, Inc.	800	9,076
Applied Optoelectronics, Inc. (a)(b)	229	2,569
CalAmp Corp. (a)	512	5,898
Calix Networks, Inc. (a)	692	4,422
Ciena Corp. (a)	2,247	88,150
CommScope Holding Co., Inc. (a)	3,062	36,009
Comtech Telecommunications Corp.	389	12,643
EchoStar Holding Corp. Class A (a)	763	30,230
Extreme Networks, Inc. (a)	1,849	13,451
Harmonic, Inc. (a)	1,425	9,377
Infinera Corp. (a)(b)	2,314	12,611
InterDigital, Inc.	542	28,439
Lumentum Holdings, Inc. (a)	1,166	62,451
NETGEAR, Inc. (a)	472	15,208
NetScout Systems, Inc. (a)	1,139	26,265
Plantronics, Inc. (b)	497	18,548
Sonus Networks, Inc. (a)	956	5,583
Ubiquiti, Inc. (b)	307	36,306
ViaSat, Inc. (a)	887	66,809
Viavi Solutions, Inc. (a)	3,590	50,278
		563,622
Electronic Equipment & Components - 2.7%
ADT, Inc. (b)	1,930	12,101
Anixter International, Inc. (a)	458	31,657
Arlo Technologies, Inc. (a)	1,208	4,119
Arrow Electronics, Inc. (a)	1,359	101,354
Avnet, Inc.	1,743	77,537
AVX Corp.	789	11,993
Badger Meter, Inc.	465	24,971
Belden, Inc.	634	33,818
Benchmark Electronics, Inc.	650	18,889
Cardtronics PLC (a)(b)	561	16,965
Casa Systems, Inc. (a)	474	3,723
Cognex Corp.	2,713	133,290
Coherent, Inc. (a)	386	59,336
CTS Corp.	520	16,827
Daktronics, Inc.	568	4,195
Dell Technologies, Inc. (a)	2,382	123,531
Dolby Laboratories, Inc. Class A	1,006	65,028
ePlus, Inc. (a)	204	15,522
Fabrinet (a)	578	30,229
FARO Technologies, Inc. (a)	271	13,103
Fitbit, Inc. (a)(b)	3,363	12,813
FLIR Systems, Inc.	2,176	114,436
II-VI, Inc. (a)(b)	916	32,252
Insight Enterprises, Inc. (a)	568	31,632
IPG Photonics Corp. (a)	565	76,614
Itron, Inc. (a)	536	39,643
Jabil, Inc.	2,261	80,876
KEMET Corp. (b)	884	16,071
Knowles Corp. (a)	1,431	29,107
Littelfuse, Inc.	389	68,974
Methode Electronics, Inc. Class A	592	19,915
MTS Systems Corp.	268	14,807
National Instruments Corp.	1,735	72,853
Novanta, Inc. (a)	513	41,922
OSI Systems, Inc. (a)	271	27,523
Par Technology Corp. (a)(b)	163	3,875
PC Connection, Inc.	161	6,263
Plexus Corp. (a)	477	29,817
Rogers Corp. (a)	288	39,372
Sanmina Corp. (a)	1,074	34,486
ScanSource, Inc. (a)	434	13,259
SYNNEX Corp.	642	72,482
Tech Data Corp. (a)	591	61,606
TTM Technologies, Inc. (a)	1,382	16,853
Vishay Intertechnology, Inc. (b)	2,100	35,553
Vishay Precision Group, Inc. (a)	175	5,730
		1,796,922
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	71,000	13,679
IT Services - 3.1%
Alliance Data Systems Corp.	742	95,072
Amdocs Ltd.	2,224	147,029
Booz Allen Hamilton Holding Corp. Class A	2,239	159,014
CACI International, Inc. Class A (a)	395	91,348
Carbonite, Inc. (a)	464	7,187
Cass Information Systems, Inc.	196	10,582
Conduent, Inc. (a)	2,772	17,242
CoreLogic, Inc. (a)	1,265	58,532
CSG Systems International, Inc. (b)	535	27,649
Endurance International Group Holdings, Inc. (a)	1,126	4,223
EPAM Systems, Inc. (a)	807	147,132
Euronet Worldwide, Inc. (a)	813	118,942
EVERTEC, Inc.	949	29,628
EVO Payments, Inc. Class A (a)	377	10,601
ExlService Holdings, Inc. (a)	546	36,560
Genpact Ltd.	2,202	85,328
GreenSky, Inc. Class A (a)(b)	645	4,415
GTT Communications, Inc. (a)(b)	496	4,672
Hackett Group, Inc.	371	6,107
i3 Verticals, Inc. Class A (a)	87	1,750
Internap Network Services Corp. (a)(b)	239	617
KBR, Inc.	2,229	54,700
Limelight Networks, Inc. (a)	1,786	5,412
Liveramp Holdings, Inc. (a)	1,057	45,409
ManTech International Corp. Class A	422	30,135
Maximus, Inc.	1,018	78,651
MongoDB, Inc. Class A (a)(b)	437	52,650
NIC, Inc.	1,064	21,972
Okta, Inc. (a)	1,227	120,810
Perficient, Inc. (a)	541	20,872
Perspecta, Inc.	2,234	58,352
Presidio, Inc.	521	8,805
Sabre Corp.	4,336	97,105
Science Applications International Corp.	804	70,229
ServiceSource International, Inc. (a)	690	607
Switch, Inc. Class A	596	9,310
Sykes Enterprises, Inc. (a)	649	19,885
The Western Union Co. (b)	6,991	161,981
Ttec Holdings, Inc.	218	10,438
Unisys Corp. (a)(b)	756	5,617
Virtusa Corp. (a)	414	14,912
WEX, Inc. (a)	680	137,408
		2,088,890
Semiconductors & Semiconductor Equipment - 3.1%
Adesto Technologies Corp. (a)(b)	408	3,492
Advanced Energy Industries, Inc. (a)	606	34,790
Amkor Technology, Inc. (a)	2,089	19,010
Axcelis Technologies, Inc. (a)	525	8,972
AXT, Inc. (a)	446	1,588
Brooks Automation, Inc.	1,121	41,511
Cabot Microelectronics Corp.	453	63,968
Ceva, Inc. (a)	351	10,481
Cirrus Logic, Inc. (a)	948	50,794
Cohu, Inc.	659	8,900
Cree, Inc. (a)	1,599	78,351
Cypress Semiconductor Corp.	5,696	132,945
Diodes, Inc. (a)	628	25,214
Enphase Energy, Inc. (a)(b)	1,196	26,587
Entegris, Inc.	2,231	104,991
First Solar, Inc. (a)	1,190	69,032
FormFactor, Inc. (a)	1,174	21,889
Ichor Holdings Ltd. (a)	322	7,786
Impinj, Inc. (a)	215	6,628
Inphi Corp. (a)	705	43,040
Kulicke & Soffa Industries, Inc.	1,071	25,147
Lattice Semiconductor Corp. (a)	2,071	37,868
MACOM Technology Solutions Holdings, Inc. (a)	678	14,574
MaxLinear, Inc. Class A (a)	999	22,358
MKS Instruments, Inc.	850	78,438
Monolithic Power Systems, Inc.	618	96,179
Nanometrics, Inc. (a)	401	13,081
NeoPhotonics Corp. (a)	436	2,655
NVE Corp.	71	4,711
ON Semiconductor Corp. (a)	6,646	127,670
PDF Solutions, Inc. (a)	405	5,293
Photronics, Inc. (a)	1,144	12,447
Pixelworks, Inc. (a)	562	2,079
Power Integrations, Inc. (b)	463	41,869
Qorvo, Inc. (a)	1,969	145,982
Rambus, Inc. (a)	1,728	22,680
Rudolph Technologies, Inc. (a)	521	13,734
Semtech Corp. (a)	1,025	49,825
Silicon Laboratories, Inc. (a)	680	75,718
SMART Global Holdings, Inc. (a)	183	4,663
SolarEdge Technologies, Inc. (a)	678	56,762
SunPower Corp. (a)(b)	934	10,246
Synaptics, Inc. (a)	551	22,012
Teradyne, Inc.	2,823	163,480
Ultra Clean Holdings, Inc. (a)	644	9,425
Universal Display Corp.	669	112,325
Veeco Instruments, Inc. (a)	799	9,332
Versum Materials, Inc.	1,693	89,610
Xperi Corp.	782	16,172
		2,046,304
Software - 5.3%
2U, Inc. (a)	868	14,131
8x8, Inc. (a)	1,515	31,391
A10 Networks, Inc. (a)	759	5,267
ACI Worldwide, Inc. (a)	1,813	56,792
Alarm.com Holdings, Inc. (a)	560	26,118
Altair Engineering, Inc. Class A (a)(b)	418	14,471
Alteryx, Inc. Class A (a)(b)	475	51,029
American Software, Inc. Class A	483	7,255
AppFolio, Inc. (a)(b)	195	18,552
Appian Corp. Class A (a)(b)	450	21,375
Aspen Technology, Inc. (a)	1,118	137,603
Avaya Holdings Corp. (a)	1,686	17,248
Benefitfocus, Inc. (a)(b)	379	9,024
Black Knight, Inc. (a)	2,221	135,614
Blackbaud, Inc.	760	68,658
BlackLine, Inc. (a)	576	27,539
Bottomline Technologies, Inc. (a)	591	23,256
Box, Inc. Class A (a)	2,251	37,277
Cardlytics, Inc. (a)	134	4,492
CDK Global, Inc.	2,013	96,805
Ceridian HCM Holding, Inc. (a)	567	27,993
Cision Ltd. (a)(b)	1,155	8,882
Cloudera, Inc. (a)(b)	3,416	30,266
CommVault Systems, Inc. (a)	623	27,854
Cornerstone OnDemand, Inc. (a)	853	46,761
Coupa Software, Inc. (a)	816	105,729
Digimarc Corp. (a)(b)	203	7,935
Domo, Inc. Class B (a)(b)	118	1,886
Dropbox, Inc. Class A (a)	1,449	29,226
Ebix, Inc. (b)	349	14,693
eGain Communications Corp. (a)	211	1,689
Envestnet, Inc. (a)(b)	717	40,654
Everbridge, Inc. (a)	448	27,646
Fair Isaac Corp. (a)	457	138,709
FireEye, Inc. (a)	3,098	41,327
Five9, Inc. (a)	916	49,226
Forescout Technologies, Inc. (a)	390	14,789
Guidewire Software, Inc. (a)	1,278	134,676
HubSpot, Inc. (a)	579	87,782
Instructure, Inc. (a)(b)	516	19,990
j2 Global, Inc.	732	66,480
LivePerson, Inc. (a)	921	32,880
LogMeIn, Inc.	808	57,336
Manhattan Associates, Inc. (a)	1,031	83,171
MicroStrategy, Inc. Class A (a)	145	21,514
Mitek Systems, Inc. (a)	494	4,767
MobileIron, Inc. (a)	1,259	8,240
Model N, Inc. (a)	414	11,493
Monotype Imaging Holdings, Inc.	640	12,678
New Relic, Inc. (a)	713	43,814
Nuance Communications, Inc. (a)	4,485	73,150
Nutanix, Inc. Class A (a)	1,161	30,476
Onespan, Inc. (a)	442	6,409
Paycom Software, Inc. (a)	765	160,260
Paylocity Holding Corp. (a)	506	49,375
Pegasystems, Inc.	584	39,741
Pivotal Software, Inc. (a)	698	10,414
Pluralsight, Inc. (a)	315	5,290
Progress Software Corp.	716	27,251
Proofpoint, Inc. (a)	863	111,370
PROS Holdings, Inc. (a)	540	32,184
Q2 Holdings, Inc. (a)(b)	591	46,612
QAD, Inc. Class A	146	6,742
Qualys, Inc. (a)	536	40,506
Rapid7, Inc. (a)	654	29,685
RealPage, Inc. (a)	1,145	71,975
RingCentral, Inc. (a)(b)	1,081	135,838
SailPoint Technologies Holding, Inc. (a)(b)	1,030	19,251
SecureWorks Corp. (a)(b)	114	1,474
ShotSpotter, Inc. (a)	137	3,155
Smartsheet, Inc. (a)	216	7,782
SPS Commerce, Inc. (a)	543	25,559
Teradata Corp. (a)	1,848	57,288
The Trade Desk, Inc. (a)(b)	572	107,279
TiVo Corp.	1,931	14,705
Tyler Technologies, Inc. (a)	611	160,388
Upland Software, Inc.(a)(b)	262	9,133
Upwork, Inc.	936	12,453
Varonis Systems, Inc. (a)	468	27,977
Verint Systems, Inc. (a)	1,039	44,448
VirnetX Holding Corp. (a)(b)	844	4,558
Workiva, Inc. (a)	415	18,189
Yext, Inc. (a)	961	15,270
Zendesk, Inc. (a)	1,693	123,386
Zix Corp. (a)	780	5,647
Zuora, Inc. (a)	255	3,838
		3,543,041
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	1,995	16,259
Diebold Nixdorf, Inc. (a)(b)	1,274	14,269
Immersion Corp. (a)	714	5,462
NCR Corp. (a)(b)	1,957	61,763
Pure Storage, Inc. Class A (a)	2,818	47,737
Xerox Holdings Corp.	3,406	101,873
		247,363

TOTAL INFORMATION TECHNOLOGY		10,299,821

MATERIALS - 5.1%
Chemicals - 2.1%
A. Schulman, Inc. rights (a)(d)	192	83
AdvanSix, Inc. (a)	498	12,809
American Vanguard Corp.	375	5,888
Amyris, Inc. (a)(b)	753	3,584
Ashland Global Holdings, Inc.	976	75,201
Axalta Coating Systems Ltd. (a)	3,353	101,093
Balchem Corp.	500	49,595
Cabot Corp.	962	43,598
Chase Corp.	122	13,346
Element Solutions, Inc. (a)	3,688	37,544
Ferro Corp. (a)	1,305	15,477
Flotek Industries, Inc. (a)	588	1,294
FutureFuel Corp.	387	4,621
H.B. Fuller Co.	812	37,807
Hawkins, Inc.	137	5,823
Huntsman Corp.	3,398	79,037
Ingevity Corp. (a)	652	55,316
Innophos Holdings, Inc.	323	10,485
Innospec, Inc.	385	34,319
Intrepid Potash, Inc. (a)	1,501	4,908
Koppers Holdings, Inc. (a)	334	9,756
Kraton Performance Polymers, Inc. (a)	499	16,113
Kronos Worldwide, Inc.	341	4,218
Minerals Technologies, Inc.	535	28,403
NewMarket Corp.	141	66,565
Olin Corp.	2,607	48,803
OMNOVA Solutions, Inc. (a)	776	7,814
PolyOne Corp.	1,262	41,204
PQ Group Holdings, Inc. (a)	601	9,580
Quaker Chemical Corp.	206	32,577
Rayonier Advanced Materials, Inc.	825	3,572
RPM International, Inc.	2,095	144,157
Sensient Technologies Corp.	668	45,858
Stepan Co.	323	31,350
The Chemours Co. LLC (b)	2,645	39,516
The Scotts Miracle-Gro Co. Class A	622	63,332
Tredegar Corp.	359	7,008
Trinseo SA (b)	647	27,789
Tronox Holdings PLC	1,449	12,027
Valvoline, Inc.	2,976	65,561
Venator Materials PLC (a)	589	1,437
W.R. Grace & Co.	1,064	71,033
Westlake Chemical Corp.	562	36,822
		1,406,323
Construction Materials - 0.3%
Eagle Materials, Inc. (b)	741	66,697
Forterra, Inc. (a)	227	1,641
nVent Electric PLC	2,552	56,246
Summit Materials, Inc. (a)	1,789	39,716
U.S. Concrete, Inc. (a)(b)	263	14,539
		178,839
Containers & Packaging - 1.2%
Amcor PLC	7,334	71,507
Aptargroup, Inc.	984	116,555
Berry Global Group, Inc. (a)	2,076	81,525
Crown Holdings, Inc. (a)	2,125	140,378
Graphic Packaging Holding Co. (b)	4,908	72,393
Greif, Inc. Class A	401	15,194
Myers Industries, Inc.	587	10,361
Owens-Illinois, Inc.	2,559	26,281
Sealed Air Corp.	2,486	103,194
Silgan Holdings, Inc.	1,212	36,402
Sonoco Products Co.	1,566	91,157
		764,947
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	4,856	11,023
Alcoa Corp. (a)	2,928	58,765
Allegheny Technologies, Inc. (a)(b)	1,983	40,156
Atkore International Group, Inc. (a)	744	22,580
Carpenter Technology Corp.	746	38,538
Century Aluminum Co. (a)	754	5,003
Cleveland-Cliffs, Inc. (b)	4,687	33,840
Coeur d'Alene Mines Corp. (a)	3,316	15,950
Commercial Metals Co.	1,864	32,396
Compass Minerals International, Inc.	540	30,505
Coronado Global Resources, Inc. unit (c)	2,691	4,196
Gold Resource Corp.	918	2,800
Haynes International, Inc.	187	6,702
Hecla Mining Co.	7,297	12,843
Kaiser Aluminum Corp.	262	25,930
Livent Corp.	2,195	14,685
Materion Corp.	325	19,942
McEwen Mining, Inc. (b)	4,449	6,940
Olympic Steel, Inc.	107	1,541
Reliance Steel & Aluminum Co.	1,114	111,021
Royal Gold, Inc.	1,034	127,399
Ryerson Holding Corp. (a)	208	1,774
Schnitzer Steel Industries, Inc. Class A	444	9,173
Steel Dynamics, Inc.	3,637	108,383
SunCoke Energy, Inc.	925	5,217
TimkenSteel Corp. (a)(b)	642	4,038
United States Steel Corp. (b)	2,790	32,225
Universal Stainless & Alloy Products, Inc. (a)	108	1,685
Warrior Metropolitan Coal, Inc.	678	13,235
Worthington Industries, Inc.	642	23,144
		821,629
Paper & Forest Products - 0.3%
Boise Cascade Co.	604	19,684
Clearwater Paper Corp. (a)	255	5,386
Domtar Corp.	1,019	36,490
Louisiana-Pacific Corp.	2,252	55,354
Mercer International, Inc. (SBI)	706	8,853
Neenah, Inc.	264	17,192
P.H. Glatfelter Co.	738	11,358
Resolute Forest Products	1,287	6,049
Schweitzer-Mauduit International, Inc.	500	18,720
Verso Corp. (a)(b)	507	6,277
		185,363

TOTAL MATERIALS		3,357,101

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Acadia Realty Trust (SBI)	1,325	37,869
Agree Realty Corp.	526	38,477
Alexander & Baldwin, Inc.	1,044	25,588
Alexanders, Inc.	58	20,208
American Assets Trust, Inc.	572	26,735
American Campus Communities, Inc.	2,119	101,882
American Finance Trust, Inc.	884	12,341
American Homes 4 Rent Class A	3,989	103,275
Americold Realty Trust	929	34,438
Apartment Investment & Management Co. Class A	2,341	122,060
Apple Hospitality (REIT), Inc.	3,387	56,156
Armada Hoffler Properties, Inc.	805	14,562
Ashford Hospitality Trust, Inc.	1,407	4,657
Bluerock Residential Growth (REIT), Inc.	377	4,437
Braemar Hotels & Resorts, Inc.	532	4,995
Brandywine Realty Trust (SBI)	2,803	42,465
Brixmor Property Group, Inc.	4,705	95,464
CareTrust (REIT), Inc.	1,339	31,473
CatchMark Timber Trust, Inc.	695	7,416
CBL & Associates Properties, Inc. (b)	2,758	3,558
Cedar Realty Trust, Inc.	1,422	4,266
Chatham Lodging Trust	764	13,867
City Office REIT, Inc.	562	8,087
Colony Capital, Inc.	7,626	45,909
Columbia Property Trust, Inc.	1,861	39,360
Community Healthcare Trust, Inc.	294	13,098
CorEnergy Infrastructure Trust, Inc.	204	9,633
CorePoint Lodging, Inc.	569	5,753
CoreSite Realty Corp.	567	69,089
Corporate Office Properties Trust (SBI)	1,731	51,549
Corrections Corp. of America	1,876	32,417
Cousins Properties, Inc.	1,641	61,685
CubeSmart	2,917	101,803
CyrusOne, Inc.	1,666	131,781
DDR Corp.	2,290	34,602
DiamondRock Hospitality Co.	3,161	32,400
Douglas Emmett, Inc.	2,492	106,732
Easterly Government Properties, Inc.	903	19,234
EastGroup Properties, Inc.	555	69,386
Empire State Realty Trust, Inc.	2,227	31,779
EPR Properties	1,160	89,158
Equity Commonwealth	1,888	64,664
Essential Properties Realty Trust, Inc.	538	12,326
Farmland Partners, Inc.	481	3,213
First Industrial Realty Trust, Inc.	1,955	77,340
Four Corners Property Trust, Inc.	1,057	29,892
Franklin Street Properties Corp.	1,891	15,998
Front Yard Residential Corp. Class B	805	9,306
Gaming & Leisure Properties	3,137	119,959
Getty Realty Corp.	508	16,286
Gladstone Commercial Corp.	492	11,562
Gladstone Land Corp.	335	3,985
Global Medical REIT, Inc.	391	4,457
Global Net Lease, Inc.	1,146	22,347
Government Properties Income Trust	735	22,520
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	938	27,343
Healthcare Realty Trust, Inc.	1,962	65,727
Healthcare Trust of America, Inc.	3,230	94,897
Hersha Hospitality Trust	515	7,663
Highwoods Properties, Inc. (SBI)	1,619	72,758
Hospitality Properties Trust (SBI)	2,569	66,255
Hudson Pacific Properties, Inc.	2,409	80,605
Independence Realty Trust, Inc.	1,339	19,161
Industrial Logistics Properties Trust	1,000	21,250
Investors Real Estate Trust	224	16,726
Invitation Homes, Inc.	4,632	137,154
iStar Financial, Inc.	1,066	13,911
JBG SMITH Properties	1,686	66,108
Jernigan Capital, Inc.	274	5,275
Kilroy Realty Corp.	1,563	121,742
Kimco Realty Corp.	6,626	138,351
Kite Realty Group Trust	1,409	22,755
Lamar Advertising Co. Class A	1,331	109,049
Lexington Corporate Properties Trust	3,312	33,948
Liberty Property Trust (SBI)	2,306	118,367
Life Storage, Inc.	718	75,684
LTC Properties, Inc.	623	31,910
Mack-Cali Realty Corp.	1,428	30,930
Medical Properties Trust, Inc.	5,749	112,450
Monmouth Real Estate Investment Corp. Class A	1,401	20,188
National Health Investors, Inc.	641	52,812
National Retail Properties, Inc.	2,500	141,000
National Storage Affiliates Trust	900	30,033
New Senior Investment Group, Inc.	1,376	9,192
NexPoint Residential Trust, Inc.	322	15,057
Omega Healthcare Investors, Inc.	3,152	131,722
Outfront Media, Inc.	2,188	60,783
Paramount Group, Inc.	3,185	42,520
Park Hotels & Resorts, Inc.	3,164	79,005
Pebblebrook Hotel Trust	2,021	56,224
Pennsylvania Real Estate Investment Trust (SBI) (b)	928	5,308
Physicians Realty Trust	2,836	50,339
Piedmont Office Realty Trust, Inc. Class A	2,011	41,990
Potlatch Corp.	1,061	43,591
Preferred Apartment Communities, Inc. Class A	708	10,231
PS Business Parks, Inc.	313	56,950
QTS Realty Trust, Inc. Class A (b)	809	41,591
Ramco-Gershenson Properties Trust (SBI)	1,422	19,268
Rayonier, Inc.	2,011	56,710
Retail Opportunity Investments Corp.	1,830	33,361
Retail Properties America, Inc.	3,394	41,814
Rexford Industrial Realty, Inc.	1,440	63,389
RLJ Lodging Trust	2,667	45,312
Ryman Hospitality Properties, Inc.	802	65,612
Sabra Health Care REIT, Inc.	2,785	63,944
Saul Centers, Inc.	196	10,684
Senior Housing Properties Trust (SBI)	3,724	34,466
Seritage Growth Properties	447	18,993
SL Green Realty Corp.	1,320	107,910
Spirit MTA REIT	629	5,309
Spirit Realty Capital, Inc.	1,327	63,510
Stag Industrial, Inc.	1,702	50,175
Store Capital Corp.	2,969	111,070
Summit Hotel Properties, Inc.	1,734	20,114
Sunstone Hotel Investors, Inc.	3,676	50,508
Tanger Factory Outlet Centers, Inc. (b)	1,432	22,167
Taubman Centers, Inc.	975	39,809
Terreno Realty Corp.	903	46,134
The GEO Group, Inc.	1,925	33,380
The Macerich Co.	1,665	52,597
UMH Properties, Inc.	493	6,941
Uniti Group, Inc.	2,692	20,903
Universal Health Realty Income Trust (SBI)	196	20,149
Urban Edge Properties	1,804	35,701
Urstadt Biddle Properties, Inc. Class A	424	10,049
VEREIT, Inc.	15,240	149,047
VICI Properties, Inc.	5,654	128,063
Washington Prime Group, Inc.	2,990	12,379
Washington REIT (SBI)	1,255	34,337
Weingarten Realty Investors (SBI)	1,896	55,230
Whitestone REIT Class B	563	7,747
Xenia Hotels & Resorts, Inc.	1,784	37,678
		6,126,514
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	165	3,336
Colony NorthStar Credit Real Estate, Inc.	1,318	19,058
eXp World Holdings, Inc. (a)(b)	553	4,634
Howard Hughes Corp. (a)	618	80,093
Jones Lang LaSalle, Inc.	721	100,262
Kennedy-Wilson Holdings, Inc.	1,937	42,459
Marcus & Millichap, Inc. (a)	329	11,676
Newmark Group, Inc.	2,388	21,635
RE/MAX Holdings, Inc.	250	8,040
Realogy Holdings Corp. (b)	1,876	12,532
Redfin Corp. (a)(b)	1,022	17,210
Retail Value, Inc.	264	9,779
Tejon Ranch Co. (a)	297	5,040
The St. Joe Co. (a)(b)	990	16,959
		352,713

TOTAL REAL ESTATE		6,479,227

UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	811	70,890
El Paso Electric Co.	641	42,998
Hawaiian Electric Industries, Inc.	1,712	78,084
IDACORP, Inc.	797	89,798
MGE Energy, Inc.	538	42,970
OGE Energy Corp.	3,128	141,949
Otter Tail Corp.	623	33,486
PNM Resources, Inc.	1,257	65,465
Portland General Electric Co.	1,414	79,707
Spark Energy, Inc. Class A, (b)	137	1,445
		646,792
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	260	24,783
National Fuel Gas Co. (b)	1,347	63,201
New Jersey Resources Corp.	1,410	63,760
Northwest Natural Holding Co.	469	33,458
ONE Gas, Inc.	831	79,867
South Jersey Industries, Inc. (b)	1,449	47,687
Southwest Gas Holdings, Inc.	839	76,383
Spire, Inc. (b)	802	69,966
		459,105
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (a)	237	770
NRG Yield, Inc.:
Class A	426	7,387
Class C (b)	1,221	22,283
Ormat Technologies, Inc.	800	59,432
Pattern Energy Group, Inc.	1,468	39,533
Terraform Power, Inc.	1,263	23,018
		152,423
Multi-Utilities - 0.5%
Avangrid, Inc. (b)	861	44,987
Avista Corp.	1,014	49,118
Black Hills Corp.	861	66,065
MDU Resources Group, Inc.	3,084	86,938
NorthWestern Energy Corp.	786	58,989
Unitil Corp.	227	14,401
		320,498
Water Utilities - 0.4%
American States Water Co.	581	52,209
Aqua America, Inc.	2,801	125,569
AquaVenture Holdings Ltd. (a)	205	3,983
California Water Service Group	749	39,645
Connecticut Water Service, Inc.	192	13,452
Middlesex Water Co.	249	16,175
Select Energy Services, Inc. Class A (a)	838	7,257
SJW Corp.	362	24,721
		283,011

TOTAL UTILITIES		1,861,829

TOTAL COMMON STOCKS
(Cost $66,661,366)		65,599,231

Money Market Funds - 13.2%
Fidelity Cash Central Fund 1.96% (e)	708,502	708,643
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	8,066,370	8,067,176
TOTAL MONEY MARKET FUNDS
(Cost $8,775,819)		8,775,819
TOTAL INVESTMENT IN SECURITIES - 111.9%
(Cost $75,437,185)		74,375,050
NET OTHER ASSETS (LIABILITIES) - (11.9)%(g)		(7,891,345)
NET ASSETS - 100%		$66,483,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	Dec. 2019	$610,000	$(11,292)	$(11,292)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec. 2019	193,800	(260)	(260)
TOTAL FUTURES CONTRACTS					$(11,552)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,926 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $30,450 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,731
Fidelity Securities Lending Cash Central Fund	12,538
Total	$29,269

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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